UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Opportunity Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2012 to April 30, 2013

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2013
(unaudited)

■  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2013; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2013 (unaudited)

June 28, 2013

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund") for the six month period ended April 30, 2013.

Performance Summary
11/01/12 – 04/30/13

Fund & Benchmark	Performance
Class I1	7.89%
Class A1,2	7.99%
Class C1,2	7.28%
Credit Suisse Managed Futures Liquid Index[3]	6.92%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A favorable environment for technical strategies

The six month period ended April 30, 2013 was a positive one for managed futures strategies with the Credit Suisse Managed Futures Liquid Index returning 6.92% for the period. The Fund seeks to achieve investment results that correspond generally to the performance, before fees and expenses, of the Credit Suisse Managed Futures Liquid Index.

In general, the managed futures strategy is designed to profit from both upward and downward trending markets across several asset classes, including commodities, bonds, equities and currencies. For much of 2012, however, many markets established a trend only to reverse direction after government policy interventions, such as the European Central Bank's expansion of the long-term refinancing operation program and the U.S. Federal Reserve's Operation Twist.

The inability of markets to establish clear trends due to these interventions made much of 2012 difficult for managed futures. However, toward the end of 2012, markets began to stabilize and went back to trading on fundamentals. Since then, the market environment has been more favorable for the strategy.

Strategic Review and Outlook: Optimistic for the future

For the six month period ended April 30, 2013, the Fund returned 7.89% (Class I) versus a return of 6.92% for its benchmark, the Credit Suisse Managed Futures Liquid Index. Short positions in the Japanese Yen and British Pound contributed positively to performance, while losses in the energy sector and

1

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

short positions in bond futures detracted from performance. For the period, equities was a top performing sector as the bullish market environment pushed all underlying Fund equity holdings higher.

The Credit Suisse Liquid Alternative Beta Team

Dr. Jordan Drachman
Sheel Dhande

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss principal, commodity exposure risks, currency risk, quity risk, fixed income risk, derivatives risk, exchange-traded notes risk, credit risk, foreign securities risk, liquidity risk, interest rate risk, market risk, forwards risk, futures contracts risk, index/tracking error risk, leverage risk, short position risk, swap agreement risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was 2.33%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 6.28%.

2

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Average Annual Returns as of April 30, 20131

	Since Inception	Inception Date
Class I	5.30%	09/28/12
Class A Without Sales Charge	5.40%	09/28/12
Class A With Maximum Sales Charge	(0.09)%	09/28/12
Class C Without CDSC	4.60%	09/28/12
Class C With CDSC	3.60%	09/28/12

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 3.06% for Class I shares, 3.31% for Class A shares and 4.06% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.70% for Class I shares, 1.95% for Class A shares and 2.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

3

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2012.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2013

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/13	$1,078.90	$1,079.90	$1,072.80
Expenses Paid per $1,000*	$8.76	$2.42	$13.88
Hypothetical 5% Fund Return
Beginning Account Value 11/01/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/13	$1,016.36	$1,022.46	$1,011.41
Expenses Paid per $1,000*	$8.50	$2.36	$13.47
	Class I	Class A	Class C
Annualized Expense Ratios*	1.70%	1.95%	2.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Sector Breakdown*

United States Agency Obligations	32.97%
Short-Term Investment	67.03%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

5

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
April 30, 2013 (unaudited)

	Par (000)	Value
UNITED STATES AGENCY OBLIGATIONS (27.2%)
Federal Farm Credit Banks, 0.260% 01/26/2015#	$1,000	$1,001,653
Federal Farm Credit Banks, 0.208% 02/27/2015#	6,000	6,004,560
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $6,998,823)		7,006,213
SHORT-TERM INVESTMENT (55.2%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 05/01/2013 (Cost $14,242,000)	14,242	14,242,000
TOTAL INVESTMENTS AT VALUE (82.4%) (Cost $21,240,823)		21,248,213
OTHER ASSETS IN EXCESS OF LIABILITIES (17.6%)		4,531,034
NET ASSETS (100.0%)		$25,779,247

#  Varible rate obligations — The interest rate is the rate as of April 31, 2013.

See Accompanying Notes to Financial Statements.
6

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2013 (unaudited)

Assets
Investments at value (Cost $21,240,823) (Note 2)	$21,248,213
Cash	850
Cash segregated at brokers for futures contracts and swap contracts (Cost $3,548,105)	4,794,220
Unrealized appreciation on open swap contracts (Note 2)	124,795
Offering costs (Note 3)	48,534
Interest receivable	179
Prepaid expenses	11,984
Total Assets	26,228,775
Liabilities
Advisory fee payable (Note 3)	96,776
Administrative services fee payable (Note 3)	4,847
Shareholder servicing/Distribution fee payable (Note 3)	405
Variation margin payable (Note 2)	90,924
Unrealized depreciation on open swap contracts (Note 2)	161,822
Interest payable for open swap contracts (Note 2)	761
Trustees' fee payable	729
Payable for fund shares redeemed	36
Accrued expenses	93,228
Total Liabilities	449,528
Net Assets
Capital stock, $.001 par value (Note 6)	2,449
Paid-in capital (Note 6)	24,245,151
Accumulated net investment loss	(189,673)
Accumulated net realized gain from futures contracts, swap contracts and foreign currency transactions	1,207,151
Net unrealized appreciation from investments, futures contracts, swap contracts and foreign currency translations	514,169
Net Assets	$25,779,247
I Shares
Net assets	$24,271,370
Shares outstanding	2,305,981
Net asset value, offering price and redemption price per share	$10.53
A Shares
Net assets	$1,320,950
Shares outstanding	125,356
Net asset value and redemption price per share	$10.54
Maximum offering price per share (net asset value/(1-5.25%))	$11.12
C Shares
Net assets	$186,927
Shares outstanding	17,863
Net asset value and offering price per share	$10.46

See Accompanying Notes to Financial Statements.
7

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2013 (unaudited)

Investment Income (Note 2)
Interest	$7,440
Total investment income	7,440
Expenses
Investment advisory fees (Note 3)	134,679
Administrative services fees (Note 3)	15,527
Shareholder servicing/Distribution fees (Note 3)
Class A	527
Class C	615
Custodian fees	41,048
Offering costs (Note 3)	38,678
Legal fees	37,500
Audit and tax fees	25,300
Transfer agent fees	18,842
Printing fees (Note 3)	16,922
Trustees' fees	16,338
Registration fees	3,822
Insurance expense	996
Commitment fees (Note 4)	6
Miscellaneous expense	6,022
Total expenses	356,822
Less: fees waived and expenses reimbursed (Note 3)	(159,709)
Net expenses	197,113
Net investment loss	(189,673)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized gain from futures contracts	1,403,237
Net realized loss from swap contracts	(37,968)
Net realized gain from foreign currency transactions	23,505
Net change in unrealized appreciation (depreciation) from investments	7,259
Net change in unrealized appreciation (depreciation) from futures contracts	631,978
Net change in unrealized appreciation (depreciation) from swap contracts	(8,897)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(14,740)
Net realized and unrealized gain from investments, futures contracts, swap contracts and foreign currency related items	2,004,374
Net increase in net assets resulting from operations	$1,814,701

See Accompanying Notes to Financial Statements.
8

Credit Suisse Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2013 (unaudited)	For the Period Ended October 31, 2012[1]
From Operations
Net investment loss	$(189,673)	$(31,959)
Net realized gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions	1,388,774	(403,294)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	615,600	(101,431)
Net increase (decrease) in net assets resulting from operations	1,814,701	(536,684)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,348,633	22,500,000
Net asset value of shares redeemed	(347,403)	—
Net increase in net assets from capital share transactions	2,001,230	22,500,000
Net increase in net assets	3,815,931	21,963,316
Net Assets
Beginning of period	21,963,316	—
End of period	$25,779,247	$21,963,316
Accumulated net investment loss	$(189,673)	$—

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

See Accompanying Notes to Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013 (unaudited)	For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$9.76	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.08)	(0.01)
Net gain (loss) on investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	0.85	(0.23)
Total from investment operations	0.77	(0.24)
Net asset value, end of period	$10.53	$9.76
Total return[3]	7.89%	(2.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$24,271	$21,768
Ratio of expenses to average net assets	1.70%[4]	1.70%[4]
Ratio of net investment loss to average net assets	(1.64)%[4]	(1.69)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.36%[4]	3.01%[4]
Portfolio turnover rate	—%	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013 (unaudited)	For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$9.76	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.02)	(0.02)
Net gain (loss) on investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	0.80	(0.22)
Total from investment operations	0.78	(0.24)
Net asset value, end of period	$10.54	$9.76
Total return[3]	7.99%	(2.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,321	$98
Ratio of expenses to average net assets	1.95%[4]	1.95%[4]
Ratio of net investment loss to average net assets	(0.40)%[4]	(1.94)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.36%[4]	3.01%[4]
Portfolio turnover rate	—%	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013 (unaudited)	For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$9.75	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.13)	(0.02)
Net gain (loss) on investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	0.84	(0.23)
Total from investment operations	0.71	(0.25)
Net asset value, end of period	$10.46	$9.75
Total return[3]	7.28%	(2.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$187	$98
Ratio of expenses to average net assets	2.70%[4]	2.70%[4]
Ratio of net investment loss to average net assets	(2.64)%[4]	(2.70)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.36%[4]	3.01%[4]
Portfolio turnover rate	—%	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2013 (unaudited)

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond generally to the performance before fees and expenses of the Credit Suisse Managed Futures Liquid Index. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995. The Fund commenced operations on September 28, 2012.

The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2013, the Fund held $5,749,779 in the Subsidiary, representing 22.3% of the Fund's net assets.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, it shall be valued at closing price on another exchange or market where it trades at the Valuation Time. If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time in the case of a long position or at the lowest asked quotation in the case of a short position. Equity investments are generally categorized as Level 1. Investments in open-end investment

13

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

companies are valued at their net asset value each business day and are generally categorized as Level 1. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less may be valued on the basis of amortized cost, which approximates market value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Swap contracts are generally valued using a predetermined calculation as determined by the calculation agent of the swaps and are generally categorized as Level 2. Time deposits are valued at cost and are generally categorized as Level 2. Securities, swaps, futures and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. The Fund also may use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares. The Fund may utilize a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time. The Subsidiary is subject to the same valuation policies as the Fund. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques

14

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$7,006,213	$—	$7,006,213
Short-Term Investment	—	14,242,000	—	14,242,000
Other Financial Instruments*
Futures Contracts	558,231	—	—	558,231
Swap Contracts	—	(37,027)	—	(37,027)
	$558,231	$21,211,186	$—	$21,769,417

*Other financial instruments include futures and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. For the six months ended April 30, 2013, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign Exchange Contracts	Unrealized appreciation on futures contracts	$102,870	*	Unrealized depreciation on futures contracts	$473,339	*
Index Contracts	Unrealized appreciation on futures contracts	607,204	*	Unrealized depreciation on futures contracts	30,278	*
Interest Rate Contracts	Unrealized appreciation on futures contracts	355,494	*	Unrealized depreciation on futures contracts	3,720	*
Commodity Index Return Contracts	Unrealized appreciation on open swap contracts	124,795		Unrealized depreciation on open swap contracts	161,822
	Variation margin receivable	—	*	Variation margin payable	90,924	*
		$1,190,363			$760,083

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/Loss	Location	Realized Gain/Loss
Foreign Exchange Contracts	Net Realized Loss from Futures Contracts	$990,667	Net Change in Unrealized Appreciation (Depreciation) from Futures Contracts	$(313,960)
Index Contracts	Net Realized Loss from Futures Contracts	978,372	Net Change in Unrealized Appreciation (Depreciation) from Futures Contracts	581,087
Interest Rate Contracts	Net Realized Loss from Futures Contracts	(565,802)	Net Change in Unrealized Appreciation (Depreciation) from Futures Contracts	364,851
Commodity Index Return Contracts	Net Realized Loss from Swap Contracts	(37,968)	Net Change in Unrealized Appreciation (Depreciation) from Swap Contracts	(8,897)
		$1,365,269		$623,081

The notional amount of futures contracts and swap contracts at period ended are reflected in the Notes to Financial Statements. The notional amounts of long and short open positions of futures contracts and swap contracts at each month ended throughout the reporting period averaged approximately 76.8% and 41.4%, respectively of net assets of the Fund.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment

17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The IRS has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, the Fund has not received and there can be no assurance that the IRS will grant, such a private letter ruling to the Fund. If the Fund does not request and receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund is fails to qualify as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. Further, if the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service, as applicable.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2013, the Fund had the following open futures contracts:

Contract Description	Currency	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
EUR Currency Futures	USD	Jun 2013	$1,316,600	$11,632
Index Contracts
Hang Seng Index Futures	HKD	May 2013	728,165	$10,808
EURO Stoxx 50 Index Futures	EUR	Jun 2013	2,252,039	21,107
FTSE 100 Index Futures	GBP	Jun 2013	2,980,585	(30,278)
Nikkei 225 Index Futures OSE	YEN	Jun 2013	3,134,791	501,047
S&P 500 E Mini Index Futures	USD	Jun 2013	2,865,960	74,242
				$576,926
Interest Rate Contracts
10YR JGB Mini Futures	YEN	Jun 2013	7,125,839	$(3,720)
10YR US Treasury Note Futures	USD	Jun 2013	8,668,359	115,082
German EURO Bund Futures	EUR	Jun 2013	5,990,784	119,720
UK Long Gilt Bond Futures	GBP	Jun 2013	6,724,212	120,692
				$351,774
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Jun 2013	(309,750)	$(2,041)
CAD Currency Futures	USD	Jun 2013	(9,220,020)	(187,660)
GBP Currency Futures	USD	Jun 2013	(7,083,738)	(283,638)
JPY Currency Futures	USD	Jun 2013	(5,385,450)	91,238
				$(382,101)
Net unrealized appreciation (depreciation)				$558,231

I) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

to credit and counterparty risks is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2013, the Fund had the following outstanding swap contracts:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$2,787,339	05/16/2013	Goldman Sachs	Fixed Rate	Dow Jones — UBS Agriculture Subindex	$(42,093)
USD	$2,457,783	05/16/2013	Goldman Sachs	Fixed Rate	Dow Jones — UBS Industrial Metals Subindex	73,611
USD	$2,253,003	05/16/2013	Goldman Sachs	Fixed Rate	Dow Jones — UBS Precious Metals Subindex	(115,338)
USD	$834,893	05/16/2013	Goldman Sachs	Dow Jones — UBS Energy Subindex	Fixed Rate	27,838
USD	$376,324	05/16/2013	Goldman Sachs	Dow Jones — UBS Energy Subindex	Fixed Rate	8,154
USD	$770,812	05/16/2013	Goldman Sachs	Dow Jones — UBS Energy Subindex	Fixed Rate	7,522

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$789,419	05/16/2013	Goldman Sachs	Dow Jones — UBS Energy Subindex	Fixed Rate	$7,670
USD	$407,625	05/16/2013	Goldman Sachs	Dow Jones — UBS Energy Subindex	Fixed Rate	(4,391)
					Total	$(37,027)

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2013, there were no securities out on loan. Securities lending income is accrued as earned.

K) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

L) NEW ACCOUNTING PRONOUNCEMENTS — In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

(ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.15% of the Fund's average daily net assets. For the six months ended April 30, 2013, investment advisory fees earned and fees waived/expenses reimbursed were $134,679 and $159,709, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fund's first year of operations and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the fund's first year of operations. Credit Suisse waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 1.70% of the Fund's average daily net assets for Class I shares, 1.95% of the Fund's average daily net assets for Class A shares, and 2.70% of the Fund's average daily net assets for Class C shares.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2013, co-administrative services fees earned by Credit Suisse were $10,540.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2013, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $4,987.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. The distributor is paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2013, the Fund's distribution fees were $527 for Class A shares, $615 for Class C shares. Class I shares are not subject to distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2013, the Fund reimbursed Credit Suisse $280, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2013, CSSU and its affiliates advised the Fund that they retained $0 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2013, Merrill was paid $8,783 for its services by the Fund.

Offering costs, including initial registration costs, were deferred and will be charged to expenses during the Fund's first year of operation. For the six months ended April 30, 2013, $38,678 has been expensed to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 4. Line of Credit

is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2013, and during the six months ended April 30, 2013, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2013, purchases and sales of investment securities (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$—	$—	$5,998,682	$—

At April 30, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$21,240,823
Unrealized appreciation	$7,390
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$7,390

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2013 (unaudited)		For the Period Ended October 31, 2012[1]
	Shares	Value	Shares	Value
Shares sold	109,653	$1,077,550	2,230,000	$22,300,000
Shares redeemed	(33,672)	(340,036)	—	—
Net increase	75,981	$737,514	2,230,000	$22,300,000

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 6. Capital Share Transactions

	Class A
	For the Six Months Ended April 30, 2013 (unaudited)		For the Period Ended October 31, 2012[1]
	Shares	Value	Shares	Value
Shares sold	116,072	$1,191,083	10,000	$100,000
Shares redeemed	(716)	(7,367)	—	—
Net increase	115,356	$1,183,716	10,000	$100,000
	Class C
	For the Six Months Ended April 30, 2013 (unaudited)		For the Period Ended October 31, 2012[1]
	Shares	Value	Shares	Value
Shares sold	7,863	$80,000	10,000	$100,000
Net increase	7,863	$80,000	10,000	$100,000

1 For the period from September 28, 2012 (commencement of operations) through October 31, 2012.

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest. For the six months ended April 30, 2013, the Fund did not receive any redemption fees.

On April 30, 2013, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	97%
Class A	2	*	99%
Class C	3	*	100%

*This includes the seed money from Merchant Holdings, Inc., an affiliate of Credit Suisse.

Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

27

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

28

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of April 30, 2013.

29

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

30

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-SAR-0413

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2013
(unaudited)

■  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2013; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2013 (unaudited)

June 28, 2013

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund"), for the six month period ended April 30, 2013.

Performance Summary
11/01/12 – 04/30/13

Fund & Benchmark	Performance
Class I1	3.88%
Class A1,2	3.94%
Class C1,2	3.53%
Primary Benchmark — Dow Jones Credit Suisse Hedge Fund Index[3]	7.23%
Secondary Benchmark — Credit Suisse Liquid Alternative Beta Index[4]	4.22%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A positive period for alternatives

The six month period ended April 30, 2013 was a positive one for hedge funds with the Dow Jones Credit Suisse Hedge Fund Index (the "DJCS Hedge Fund Index"), the Fund's primary benchmark, returning 7.23%.

Within the hedge fund universe, trend following strategies, such as managed futures, experienced solid gains as global equity markets rallied. The bullish equity market environment also helped equity directional managers during the period. Additionally, event driven strategies benefited from the completion of many mergers.

Strategic Review and Outlook: Anticipating a continued positive environment

For the six month period ended April 30, 2013, the global strategies sub-strategy was the Fund's best performing sub-strategy, profiting mostly from positions in FX carry trades (buying high yielding currencies and selling low yielding currencies) and managed futures, which are both factors within the global strategies model. Additionally, allocations to the Fund's event driven sub-strategy also resulted in gains, primarily due to that strategy's positions in the Russell 2000 Index. However, we believe the Fund's long/short equity sub-strategy was underallocated to equities relative to the net positions of long/short

1

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

equity hedge funds within the DJCS Hedge Fund Index. This detracted from the sub-strategy's performance versus the primary benchmark.

Looking ahead, we see positive opportunities within many of the Fund's substrategies. For example, in our opinion, the need for growth, healthy balance sheets, available cash, and the availability of low cost financing are potential catalysts for continued merger activity. Merger arbitrage (buying the target company, shorting the acquiring company in the case of stock deals) is a factor within the event driven sub-strategy.

Additionally, we expect global macro traders will welcome a more positive backdrop for macro trading with increasing regional dispersion. For example, domestic economic drivers appear to be having a greater impact on the US and Asian markets, reducing correlations to Europe. The Fund's global strategies sub-strategy seeks to reflect the return of a number of hedge fund strategies, including global macro.

The Credit Suisse Liquid Alternative Team

Dr. Jordan Drachman
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, concentration risk, derivatives risk, risks of investing in other funds, exchange-traded notes risk, credit risk, foreign securities risk, liquidity risk, interest rate risk, market risk, model and style risk, forwards risk, futures contracts risk, index/tracking error risk, portfolio turnover risk, leveraging risk, swap agreements risk, small-and mid-cap stock risk, speculative exposure risk, valuation risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and

2

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (1.98%). Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 1.60%.

3  Dow Jones Credit Suisse Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC and CME Group Index Services LLC. It is an asset-weighted hedge fund index and includes only funds, as opposed to separate accounts. The Index uses the Credit Suisse database, which tracks over 9,000 funds, and consists only of funds with a minimum of US$50 million under management, a 12-month track record, and audited financial statements. It is calculated and rebalanced on a monthly basis, and shown net of all performance fees and expenses. An index does not have transaction costs; investors may not invest directly in an index.

4  Using only liquid securities, the Credit Suisse Liquid Alternative Beta Index seeks to replicate the return of the overall hedge fund industry, as represented by the Dow Jones Credit Suisse Hedge Fund Index. An index does not have transactions costs; investors may not invest directly in an index.

3

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Average Annual Returns as of April 30, 20131

	1 Year	Since Inception	Inception Date
Class I	3.57%	3.09%	03/30/12
Class A Without Sales Charge	3.42%	(2.00)%	03/30/12
Class A With Maximum Sales Charge	(1.98)%	2.95%	03/30/12
Class C Without CDSC	2.60%	2.20%	03/30/12
Class C With CDSC	1.60%	1.28%	03/30/12

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 7.56% for Class I shares, 7.81% for Class A shares and 8.56% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.83% for Class I shares, 2.09% for Class A shares and 2.82% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

4

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2013.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2013

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/13	$1,038.80	$1,039.40	$1,035.30
Expenses Paid per $1,000*	$9.25	$10.57	$14.23
Hypothetical 5% Fund Return
Beginning Account Value 11/01/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/13	$1,015.72	$1,014.43	$1,010.81
Expenses Paid per $1,000*	$9.15	$10.44	$14.06
	Class I	Class A	Class C
Annualized Expense Ratios*	1.83%	2.09%	2.82%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

6

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Sector Breakdown*

	Long	Short	Net
Consumer Discretionary	1.00%	(0.30)%	0.70%
Consumer Staples	1.10%	(0.00)%	1.10%
Energy	1.00%	(0.00)%	1.00%
Financials	1.50%	(0.30)%	1.20%
Health Care	0.90%	(0.20)%	0.70%
Industrials	0.30%	(0.00)%	0.30%
Information Technology	0.30%	(0.00)%	0.30%
Materials	0.10%	(0.20)%	(0.10)%
Telecommunication Services	0.90%	(0.00)%	0.90%
Exchange Traded Funds	5.10%	(0.30)%	4.80%
Investment Company	14.70%	(0.00)%	14.70%
United States Agency Obligation	38.50%	(0.00)%	38.50%
Short-Term Investments	35.90%	(0.00)%	35.90%
Total	101.30%	(1.30)%	100.00%

*  Expressed as a percentage of total long/short investments, respectively, (excluding security lending collateral if applicable) and may vary over time.

7

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
April 30, 2013 (unaudited)

	Number of Shares	Value
LONG POSITIONS (46.2%)
COMMON STOCKS (5.0%)
NETHERLANDS (0.4%)
Food Products (0.4%)
DE Master Blenders 1753 NV*	1,767	$28,049
SWEDEN (0.1%)
Metals & Mining (0.1%)
Hoganas AB Class B§	90	4,303
UNITED STATES (4.5%)
Banks (0.3%)
Hudson City Bancorp, Inc.§	2,262	18,797
Biotechnology (0.3%)
Life Technologies Corp.*	327	24,097
Capital Markets (0.1%)
Knight Capital Group, Inc. Class A*	2,291	8,110
Consumer/Commercial/Lease Financing (0.1%)
Netspend Holdings, Inc.*	609	9,720
Energy Equipment & Services (0.3%)
Lufkin Industries, Inc.	211	18,629
Food Products (0.4%)
H.J. Heinz Co.	381	27,592
Healthcare Providers & Services (0.3%)
Coventry Health Care, Inc.	494	24,478
Hotels, Restaurants & Leisure (0.3%)
Ameristar Casinos, Inc.§	332	8,761
WMS Industries, Inc.*	497	12,614
		21,375
Household Durables (0.2%)
American Greetings Corp. Class A	608	11,212
Insurance (0.1%)
National Financial Partners Corp.*	413	10,465
Machinery (0.2%)
Gardner Denver, Inc.	239	17,946
Media (0.1%)
Arbitron, Inc.	214	9,992
Oil & Gas (0.4%)
McMoRan Exploration Co.*§	851	14,084
Plains Exploration & Production Co.*	387	17,492
		31,576

See Accompanying Notes to Financial Statements.
8

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2013 (unaudited)

	Number of Shares	Value
LONG POSITIONS
COMMON STOCKS
UNITED STATES
Real Estate Investment Trusts (0.4%)
CommonWealth REIT§	828	$18,489
CreXus Investment Corp.§	871	11,349
		29,838
Software (0.2%)
Compuware Corp.*	1,155	13,860
Specialty Retail (0.1%)
OfficeMax, Inc.§	868	9,991
Wireless Telecommunication Services (0.7%)
Clearwire Corp. Class A*	6,317	21,225
Sprint Nextel Corp.	3,892	27,439
		48,664
		336,342
TOTAL COMMON STOCKS (Cost $367,300)		368,694
EXCHANGE TRADED FUNDS (3.6%)
UNITED STATES (3.6%)
Diversified Financial Services (3.6%)
iShares iBoxx $ High Yield Corporate Bond Fund§	14	1,342
iShares MSCI EAFE Index Fund	1,723	106,723
iShares Russell 2000 Index Fund§	1,393	131,137
Vanguard MSCI Emerging Markets ETF	578	25,293
TOTAL EXCHANGE TRADED FUNDS (Cost $246,539)		264,495
INVESTMENT COMPANY (10.4%)
UNITED STATES (10.4%)
Credit Suisse Managed Futures Strategy Fund(Cost $712,566)*^	72,543	763,552
	Par (000)
UNITED STATES AGENCY OBLIGATIONS (27.2%)
Federal Farm Credit Banks, 0.208% 02/27/2015 (Cost $1,999,637)#	$2,000	2,001,520
TOTAL LONG POSITIONS (Cost $3,326,042)		3,398,261
SHORT-TERM INVESTMENTS (28.4%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 05/01/2013	1,866	1,866,000

See Accompanying Notes to Financial Statements.
9

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2013 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS
State Street Navigator Prime Portfolio, 0.18%§§	218,459	$218,459
TOTAL SHORT-TERM INVESTMENTS (Cost $2,084,459)		2,084,459
TOTAL INVESTMENTS AT VALUE (74.6%) (Cost $5,410,501)		5,482,720
TOTAL SECURITIES SOLD SHORT (-0.9%) (Proceeds $68,380)		(69,235)
OTHER ASSETS IN EXCESS OF LIABILITIES (26.3%)		1,936,390
NET ASSETS (100.0%)		$7,349,875
SHORT POSITIONS (-0.9%)
COMMON STOCKS (-0.7%)
UNITED STATES (-0.7%)
Banks (-0.3%)
M&T Bank Corp.	(190)	(19,038)
Healthcare Providers & Services (-0.1%)
Aetna, Inc.	(194)	(11,143)
Media (-0.1%)
DISH Network Corp. Class A	(232)	(9,092)
Metals & Mining (-0.1%)
Freeport-McMoRan Copper & Gold, Inc.	(253)	(7,699)
Specialty Retail (-0.1%)
Office Depot, Inc.*	(2,334)	(9,009)
TOTAL COMMON STOCKS (Proceeds $55,275)		(55,981)
EXCHANGE TRADED FUND (-0.2%)
UNITED STATES (-0.2%)
Diversified Financial Services (-0.2%)
SPDR S&P 500 ETF Trust(Proceeds $13,105)	(83)	(13,254)
TOTAL SHORT POSITIONS (Proceeds $68,380)		$(69,235)

#  Variable rate obligations — The interest rate is the rate as of April 30, 2013.

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2013.

^  Affiliated issues. See Note 3.

See Accompanying Notes to Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2013 (unaudited)

Assets
Investments in unaffiliated issuers at value, including collateral for securities on loan of $218,459 (Cost $4,697,935) (Note 2)	$4,719,168[1]
Investment in affiliated issuer at value (Cost $712,566) (Note 2)	763,552
Cash	919
Foreign currency at value (cost $18,248)	18,468
Cash segregated at brokers for futures contracts, securities sold short and written options	1,948,987
Receivable from investment adviser (Note 3)	97,447
Unrealized appreciation on open swap contracts (Note 2)	66,886
Receivable for investments sold	25,664
Unrealized appreciation on forward currency contracts (Note 2)	2,588
Receivable for fund shares sold	1,735
Variation margin receivable (Note 2)	1,140
Dividend and interest receivable	372
Prepaid expenses and other assets	34,599
Total Assets	7,681,525
Liabilities
Administrative services fee payable (Note 3)	1,470
Shareholder servicing/Distribution fee payable (Note 3)	1,670
Payable upon return of securities loaned (Note 2)	218,459
Securities sold short, at value (Proceeds $68,380) (Note 2)	69,235
Unrealized depreciation on open swap contracts (Note 2)	12,304
Trustees' fee payable	12,206
Outstanding written options, at value (Proceeds $12,854) (Note 2)	6,188
Unrealized depreciation on forward currency contracts (Note 2)	3,772
Interest payable for open swap contracts	1,221
Payable for fund shares redeemed	205
Upfront payments received on swap contracts	2,880
Accrued expenses	2,040
Total Liabilities	331,650
Net Assets
Capital stock, $.001 par value (Note 6)	716
Paid-in capital (Note 6)	7,163,564
Accumulated net investment loss	(76,343)
Accumulated net realized gain from investments, futures contracts, written options, securities sold short, swap contracts and foreign currency transactions	126,224
Net unrealized appreciation from investments, futures contracts, written options, securities sold short, swap contracts and foreign currency translations	135,714
Net Assets	$7,349,875
I Shares
Net assets	$5,105,817
Shares outstanding	497,163
Net asset value and offering price per share	$10.27
A Shares
Net assets	$256,080
Shares outstanding	24,947
Net asset value and redemption price per share	$10.27
Maximum offering price per share (net asset value/(1-5.25%))	$10.84
C Shares
Net assets	$1,987,978
Shares outstanding	194,380
Net asset value, offering price and redemption price per share	$10.23

1  Including $214,421 of securities on loan.

See Accompanying Notes to Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2013 (unaudited)

Investment Income (Note 2)
Dividends	$11,303
Interest	1,987
Securities lending	544
Foreign taxes withheld	(21)
Total investment income	13,813
Expenses
Investment advisory fees (Note 3)	38,423
Administrative services fees (Note 3)	5,031
Shareholder servicing/Distribution fees (Note 3)
Class A	310
Class C	7,403
Offering costs (Note 3)	61,644
Legal fees	37,500
Audit and tax fees	25,300
Trustees' fees	20,293
Printing fees (Note 3)	19,340
Custodian fees	15,761
Transfer agent fees	15,248
Registration fees	10,915
Dividend expense for securities sold short	4,402
Insurance expense	116
Commitment fees (Note 4)	12
Miscellaneous expense	2,846
Total expenses	264,544
Less: fees waived and expenses reimbursed (Note 3)	(195,705)
Net expenses	68,839
Net investment loss	(55,026)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts and Foreign Currency Related Items
Net realized gain from investments in unaffiliated issuers	35,671
Net realized gain from investment in affiliated issuer	10,016
Net realized gain from futures contracts	33,354
Net realized loss from written options	(15,045)
Net realized loss from securities sold short	(2,378)
Net realized gain from swap contracts	8,301
Net realized gain from foreign currency transactions	62,156
Net change in unrealized appreciation (depreciation) from investments in unaffiliated issuers	16,468
Net change in unrealized appreciation (depreciation) from investment in affiliated issuer	50,986
Net change in unrealized appreciation (depreciation) from futures contracts	26,076
Net change in unrealized appreciation (depreciation) from written options	20,736
Net change in unrealized appreciation (depreciation) from securities sold short	(855)
Net change in unrealized appreciation (depreciation) from swap contracts	64,794
Net change in unrealized appreciation (depreciation) from foreign currency translations	(8,068)
Net realized and unrealized gain from investments, futures contracts, written options, short sales, swap contracts and foreign currency related items	302,212
Net increase in net assets resulting from operations	$247,186

See Accompanying Notes to Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2013 (unaudited)	For the Period Ended October 31, 2012[1]
From Operations
Net investment income (loss)	$(55,026)	$2,391
Net realized gain (loss) from investments, futures contracts, written options, short sales, swap contracts and foreign currency transactions	132,075	(26,470)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, written options, short sales, swap contracts and foreign currency translations	170,137	(34,423)
Net increase (decrease) in net assets resulting from operations	247,186	(58,502)
From Dividends and Distributions
Dividends from net investment income
Class I shares	(27,302)	—
Class A shares	(1,006)	—
Distributions from net realized gains
Class I shares	(4,397)	—
Class A shares	(220)	—
Class C shares	(1,132)	—
Net decrease in net assets resulting from dividends and distributions	(34,057)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,003,911	8,224,935
Reinvestment of dividends and distributions	34,057	—
Net asset value of shares redeemed	(107,062)	(1,960,593)
Net increase in net assets from capital share transactions	930,906	6,264,342
Net increase in net assets	1,144,035	6,205,840
Net Assets
Beginning of period	6,205,840	—
End of period	$7,349,875	$6,205,840
Undistributed (accumulated) net investment income (loss)	$(76,343)	$6,991

1  For the period March 30, 2012 (commencement of operations) through October 31, 2012.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Cash Flows
For the Six Months Ended April 30, 2013 (unaudited)

Cash flows from operating activities
Investment income received	$13,364
Operating expenses paid	(223,399)
Dividend expense for securities sold short paid	(4,327)
Realized gain on futures contracts	33,354
Realized gain on swap contracts	8,301
Cash segregated at brokers	(1,142,628)
Offering costs	27,940
Purchases of long-term securities	(4,677,462)
Proceeds from sales of long-term securities	2,120,380
Proceeds from securities sold short	71,261
Purchases to cover securities sold short	(5,258)
Premiums from written options	39,188
Purchases to cover written options	(51,844)
Purchases of short-term securities, net	2,825,000
Upfront payments on swap contracts	2,880
Net cash used in operating activities		$(963,250)
Cash flows from financing activities
Proceeds from the sale of shares	1,002,207
Net asset value of shares redeemed	(106,857)
Net cash provided by financing activities		895,350
Effect of exchange rate on cash		62,410
Net decrease in cash		(5,490)
Cash — beginning of period		24,877
Cash — end of period		$19,387

See Accompanying Notes to Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Cash Flows (continued)
For the Six Months Ended April 30, 2013 (unaudited)

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$247,186
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Used in Operating Activities
Increase in interest receivable	$(372)
Decrease in accrued expenses	(90,707)
Increase in interest payable for open swap contracts	808
Increase in prepaid expenses and other assets	(17,671)
Decrease in advisory fees payable	(112,967)
Net amortization of discount on investments	(77)
Decrease in offering costs	89,584
Increase in cash segregated at brokers	(1,142,628)
Increase in upfront payments received on swap contracts	2,880
Purchases of long-term securities	(4,677,462)
Proceeds from sales of long-term securities	2,116,343
Proceeds from securities sold short	75,304
Purchases to cover securities sold short	(5,258)
Premiums from written options	39,188
Purchases to cover written options	(51,844)
Purchases of short-term securities, net	2,825,000
Net change in unrealized (appreciation) depreciation from investments and foreign currency translations	(59,386)
Net change in unrealized (appreciation) depreciation from futures contracts	(26,076)
Net change in unrealized (appreciation) depreciation from securities sold short	855
Net change in unrealized (appreciation) depreciation from written options	(20,736)
Net change in unrealized (appreciation) depreciation from swap contracts	(64,794)
Net realized gain from investments and foreign currency transactions	(107,843)
Net realized loss on securities sold short	2,378
Net realized loss from written options	15,045
Total adjustments		(1,210,436)
Net cash used in operating activities		$(963,250)
Non-cash activity:
Issuance of shares through dividend reinvestments		$34,057

See Accompanying Notes to Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout the Period)

	For the Six Months Ended April 30, 2013 (unaudited)	For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$9.95	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.07)	0.01
Net gain (loss) on investments, futures contracts, written options, short sales, swap contracts and foreign currency related items (both realized and unrealized)	0.46	(0.06)
Total from investment operations	0.39	(0.05)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.06)	—
Distributions from net realized gains	(0.01)	—
Total dividends and distributions	(0.07)	—
Net asset value, end of period	$10.27	$9.95
Total return[3]	3.88%	(0.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$5,106	$4,904
Ratio of expenses to average net assets	1.83%[4]	1.79%[4]
Ratio of expenses to average net assets excluding short sales dividend expense	1.70%[4]	1.70%[4]
Ratio of net investment income (loss) to average net assets	(1.42)%[4]	0.21%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	5.86%[4]	9.22%[4]
Portfolio turnover rate	83%	228%

1  For the period March 30, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013 (unaudited)	For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$9.93	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.08)	(0.01)
Net gain (loss) on investments, futures contracts, written options, short sales, swap contracts and foreign currency related items (both realized and unrealized)	0.47	(0.06)
Total from investment operations	0.39	(0.07)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.04)	—
Distributions from net realized gains	(0.01)	—
Total dividends and distributions	(0.05)	—
Net asset value, end of period	$10.27	$9.93
Total return[3]	3.94%	(0.70)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$256	$228
Ratio of expenses to average net assets	2.09%[4]	2.04%[4]
Ratio of expenses to average net assets excluding short sales dividend expense	1.95%[4]	1.95%[4]
Ratio of net investment loss to average net assets	(1.68)%[4]	(0.18)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	5.86%[4]	9.22%[4]
Portfolio turnover rate	83%	228%

1  For the period March 30, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013 (unaudited)	For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$9.89	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.12)	(0.06)
Net gain (loss) on investments, futures contracts, written options, short sales, swap contracts and foreign currency related items (both realized and unrealized)	0.47	(0.05)
Total from investment operations	0.35	(0.11)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—
Distributions from net realized gains	(0.01)	—
Total dividends and distributions	(0.01)	—
Net asset value, end of period	$10.23	$9.89
Total return[3]	3.53%	(1.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,988	$1,074
Ratio of expenses to average net assets	2.82%[4]	2.79%[4]
Ratio of expenses to average net assets excluding short sales dividend shares	2.70%[4]	2.70%[4]
Ratio of net investment loss to average net assets	(2.41)%[4]	(1.00)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	5.86%[4]	9.22%[4]
Portfolio turnover rate	83%	228%

1  For the period March 30, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
18

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2013 (unaudited)

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond generally to the performance before fees and expenses of the Credit Suisse Liquid Alternative Beta Index. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995. The Fund commenced operations on March 30, 2012.

The Fund intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of April 30, 2013, the Fund held $16,098 in the Subsidiary, representing 0.2% of the Fund's net assets.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, it shall be valued at closing price on another exchange or market where it trades at the Valuation Time. If no sales are reported, equity investments are generally valued at the most

19

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

recent bid quotation as of the Valuation Time in the case of a long position or at the lowest asked quotation in the case of a short position. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Time deposits are valued at cost and are generally categorized as Level 2. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1. Option contracts are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less may be valued on the basis of amortized cost, which approximates market value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Swap contracts are generally valued using a predetermined calculation as determined by the calculation agent of the swaps and are generally categorized as Level 2. Securities, options, swaps, futures contracts and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. The Fund also may use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares. The Fund may utilize a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time. The Subsidiary is subject to the same valuation policies as the Fund. When fair

20

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

21

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$368,694	$—	$—	$368,694
Exchanged Traded Funds	264,495	—	—	264,495
Investment Company	763,552	—	—	763,552
United States Agency Obligations	—	2,001,520	—	2,001,520
Short-Term Investments	218,459	1,866,000	—	2,084,459
Securities Sold Short
Common Stocks	(55,981)	—	—	(55,981)
Exchanged Traded Fund	(13,254)	—	—	(13,254)
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(1,184)	—	(1,184)
Futures Contracts	4,135	—	—	4,135
Swap Contracts	—	54,582	—	54,582
Written Options	(6,188)	—	—	(6,188)
	$1,543,912	$3,920,918	$—	$5,464,830

*Other financial instruments include forwards, futures, swaps and written options.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance,

22

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

and cash flows. For the six months ended April 30, 2013, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2013

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward currency contracts	$2,588		Unrealized depreciation on forward currency contracts	$3,772
Index Contracts	Unrealized appreciation on futures contracts	4,135	*	Unrealized depreciation futures on contracts	—	*
Interest Rate Contracts	Unrealized appreciation on open swap contracts	66,886		Unrealized depreciation on open swap contracts	9,161
Credit Contracts	Unrealized appreciation on open swap contracts	—		Unrealized depreciation on open contracts	3,143
Index Contracts	Outstanding written options, at value	—	*	Outstanding written options, at value	6,188	*
	Variation margin receivable	1,140	*	Variation margin payable	—	*
		$74,749			$22,264

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day's variation margin is reported within the Statement of Assets and Liabilities. Written options are reported at market value.

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/Loss	Location	Unrealized Appreciation/ (Depreciation)
Currency Contracts	Net realized gain from foreign currency	$56,779	Net change in unrealized appreciation (depreciation) from foreign currency transactions	$(8,322)
Index Contracts	Net realized gain from futures contracts	33,354	Net change in unrealized appreciation (depreciation)from futures contracts	26,076
Interest Rate Contracts	Net realized gain from swap contracts	8,056	Net change in unrealized appreciation (depreciation) from swap contracts	67,937
Credit Contracts	Net realized gain from swap contracts	245	Net change in unrealized appreciation (depreciation) from swap contracts	(3,143)
Index Contracts	Net realized loss from written options	(15,045)	Net change in unrealized appreciation (depreciation) from written options	20,736
		$83,389		$103,284

23

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

The notional amount of futures contracts, forward foreign currency contracts, swap contracts and written options at period ended are reflected in the Notes to Financial Statements. The notional amounts of long and short open positions of futures contracts, forward foreign currency contracts, swap contracts and written options at each month end throughout the reporting period averaged approximately 6.8%, 2.0%, 21.0% and 0.1%, respectively of net assets of the Fund.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly and recorded on ex-dividend date. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income

24

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The IRS has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, the Fund has not received and there can be no assurance that the IRS will grant, such a private letter ruling to the Fund. If the Fund does not request and receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service, as applicable.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

25

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SHORT SALES — The Fund enters into short sales transactions collateralized by cash deposits received from brokers in connection with securities lending activities (see note N) and securities. Cash deposits are shown as cash segregated at brokers on the Statement of Assets and Liabilities. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument,

26

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2013, the Fund had the following open futures contracts:

Contract Description	Currency	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Contracts to Purchase
Index Contracts
Russell 2000 Mini Index	USD	Jun 2013	$189,020	$4,135

J) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2013, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
AUD	269,731	USD	278,525	05/20/13	JPMorgan Chase Bank NA	$278,525	$279,615	$1,090
BRL	46,114	USD	23,000	05/20/13	Goldman Sachs	23,000	23,019	19
CHF	10,377	USD	11,202	05/21/13	JPMorgan Chase Bank NA	11,202	11,173	(29)
CZK	453,247	USD	23,000	05/20/13	Goldman Sachs	23,000	23,170	170
HUF	5,175,208	USD	23,000	05/21/13	Goldman Sachs	23,000	22,692	(308)
MXN	281,097	USD	23,000	05/20/13	Goldman Sachs	23,000	23,090	90
NOK	1,302,739	USD	226,873	05/21/13	JPMorgan Chase Bank NA	226,873	226,130	(743)
PLN	72,225	USD	23,000	05/20/13	Goldman Sachs	23,000	22,836	(164)
SGD	28,423	USD	23,000	05/20/13	Goldman Sachs	23,000	23,078	78

27

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
TRY	41,365	USD	23,000	05/17/13	Goldman Sachs	$23,000	$23,029	$29
USD	44,644	CAD	45,732	05/17/13	JPMorgan Chase Bank NA	(44,644)	(45,449)	(805)
USD	40,912	SEK	261,035	05/20/13	JPMorgan Chase Bank NA	(40,912)	(40,311)	601
USD	4,180	GBP	2,734	05/20/13	JPMorgan Chase Bank NA	(4,180)	(4,255)	(75)
USD	48,557	JPY	4,745,048	05/20/13	JPMorgan Chase Bank NA	(48,557)	(48,716)	(159)
USD	48,153	NZD	56,925	05/20/13	JPMorgan Chase Bank NA	(48,153)	(48,774)	(621)
USD	215,097	EUR	163,790	05/20/13	JPMorgan Chase Bank NA	(215,097)	(215,965)	(868)
ZAR	211,671	USD	23,000	05/20/13	Goldman Sachs	23,000	23,511	511
								$(1,184)

Currency Abbreviations: AUD = Australian Dollar BRL = Brazilian Real CAD = Canadian Dollar CHF = Swiss Franc CZK = Crech Koruna EUR = Euro	GBP = British Pound HUF = Hungarian Font JPY = Japanese Yen MXN = Mexican Peso NOK = Norwegian Krone NZD = New Zealand Dollar	PLN = Polish Zloty SEK = Swedish Krona SGD = Singapore Dollar TRY = Turkish Lira USD = United States Dollar ZAR = South African Rand

K) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional

28

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2013, the Fund had the following outstanding swap contracts:

TOTAL RETURN SWAP CONTRACTS

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$285,263	02/24/2014	Goldman Sachs	MSCI EAFE Index	Fee plus LIBOR	$14,704
USD	$301,670	04/17/2014	Goldman Sachs	MSCI Daily TR Net Emerging Markets Index	Fee plus LIBOR	11,644
USD	$931,893	09/20/2013	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee plus LIBOR	13,444
USD	$5,322	01/16/2014	Societe Generale	Global Thematic Basket	Fee plus LIBOR	131

29

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$26,414	01/22/2014	Societe Generale	Global Thematic Basket	Fee plus LIBOR	$445
USD	$69,674	01/22/2014	Societe Generale	Global Thematic Basket	Fee plus LIBOR	1,229
USD	$508,586	05/16/2013	Societe Generale	S&P 500 Index	Fee plus LIBOR	7,429
USD	$231,660	05/17/2013	Societe Generale	Fee plus LIBOR	Technology Select Sector Index	(9,161)
USD	$608,388	05/17/2013	Societe Generale	S&P 500 Index	Fee plus LIBOR	17,860
						$57,725

CREDIT DEFAULT SWAP CONTRACT

Currency	Notional Amount	Expiration Date	Counterparty	Referenced Obligation	Rate Received (Paid)	Credit Received at 4/30/2013	Unrealized Appreciation/ (Depreciation)
Protection Purchased
				CDX North
				America
			Societe	High Yield
USD	$98,000	6/20/2018	Generale	Index	(1.0)%	—	$(3,143)

L) OPTION CONTRACTS — The Fund may enter into options contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

30

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. At April 30, 2013, the Fund had the following written options:

Number of Contracts	Call Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation/ (Depreciation)
3	S&P 500 Index, strike @ $1,600	May 2013	$2,394	$(3,810)	$(1,416)
					$(1,416)
Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation/ (Depreciation)
3	S&P 500 Index, strike @ $1,525	May 2013	$6,264	$(798)	$5,466
2	S&P 500 Index, strike @ $1,570	May 2013	4,196	(1,580)	2,616
					$8,082
			Net Unrealized Appreciation		$6,666

For the six months ended April 30, 2013, transactions for written options on securities, interest rate swaps and futures were as follows:

	Number of Contracts/ Notional Amount/ Notional Par	Premium Received
Written Options, outstanding as of 10/31/2012	5	$10,465
Options written	23	39,188
Options closed	16	29,623
Options excised	–	–
Options expired	4	7,176
Written Options, outstanding as of 04/30/2013	8	$12,854

M) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

31

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2013, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $680, of which $41 was rebated to borrowers (brokers). The Fund retained $544 in income from the cash collateral investment, and SSB, as lending agent, was paid $95. Securities lending income is accrued as earned.

N) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

O) NEW ACCOUNTING PRONOUNCEMENTS — In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

P) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

32

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.15% of the Fund's average daily net assets. For the six months ended April 30, 2013, investment advisory fees earned and fees waived/expenses reimbursed were $38,423 and $195,705, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2014. Credit Suisse waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 1.70% of the Fund's average daily net assets for Class I shares, 1.95% of the Fund's average daily net assets for Class A shares, and 2.70% of the Fund's average daily net assets for Class C shares.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2013, co-administrative services fees earned by Credit Suisse were $3,007.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2013, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $2,024.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. The distributor is paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2013, the Fund's distribution fees were $310 for Class A shares and $7,403 for Class C shares. Class I shares are not subject to distribution fees.

33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2013, the Fund reimbursed Credit Suisse $352, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2013, CSSU and its affiliates advised the Fund that they retained $87 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2013, Merrill was paid $22,682 for its services by the Fund.

Offering costs, including initial registration costs, were deferred and will be charged to expenses during the Fund's first year of operation. For the six months ended April 30, 2013, $61,644 has been expensed to the Fund.

Affiliated Issuers — The Fund may invest in Underlying Credit Suisse Funds. The Underlying Credit Suisse Funds in which the Fund invests are considered to be affiliated investments. A summary of the Fund's transactions with affiliated Underlying Credit Suisse Fund during the six month period ended April 30, 2013 is as follows:

Issuer	Beginning Shares	Subscriptions	Redemptions	Ending Shares	Dividend Income	Value of Affiliate at 4/30/2013
Credit Suisse Managed Futures Strategy Fund	—	106,215	33,672	72,543	$—	$763,552

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2013, and during the six months ended April 30, 2013, the Fund had no borrowings outstanding under the Credit Facility.

34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2013, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$2,677,901	$2,092,708	$1,999,561	$—

Securities sold short and purchases to cover securities sold short were as follows:

Investment Securities
Short Sales	Purchases to Cover
$71,261	$5,258

At April 30, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$5,410,510
Unrealized appreciation	$74,194
Unrealized depreciation	(1,975)
Net unrealized appreciation (depreciation)	$72,219

At April 30, 2013, the proceeds from securities sold short (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Proceeds from Investments	$(68,380)
Unrealized appreciation	$445
Unrealized depreciation	(1,300)
Net unrealized appreciation (depreciation)	$(855)

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2013 (unaudited)		For the Period Ended October 31, 2012[1]
	Shares	Value	Shares	Value
Shares sold	996	$14,839	693,465	$6,930,670
Shares issued in reinvestment of dividends and distributions	3,170	31,699	—	—
Shares redeemed	—	—	(200,468)	(1,960,593)
Net increase	4,166	$46,538	492,997	$4,970,077
	Class A
	For the Six Months Ended April 30, 2013 (unaudited)		For the Period Ended October 31, 2012[1]
	Shares	Value	Shares	Value
Shares sold	7,435	$75,136	22,931	$225,975
Shares issued in reinvestment of dividends and distributions	123	1,226	—	—
Shares redeemed	(5,542)	(55,992)	—	—
Net increase	2,016	$20,370	22,931	$225,975
	Class C
	For the Six Months Ended April 30, 2013 (unaudited)		For the Period Ended October 31, 2012[1]
	Shares	Value	Shares	Value
Shares sold	90,792	$913,934	108,606	$1,068,290
Shares issued in reinvestment of dividends and distributions	114	1,134	—	—
Shares redeemed	(5,132)	(51,070)	—	—
Net increase	85,774	$863,998	108,606	$1,068,290

1  For the period March 30, 2012 (commencement of operations) through October 31, 2012.

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2013 (unaudited)

Note 6. Capital Share Transactions

longest. For the six months ended April 30, 2013, the Fund did not receive any redemption fee.

On April 30, 2013, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	99%
Class A	4		94%
Class C	1	*	97%

*  This includes the seed money from Merchant Holdings, Inc., an affiliate of Credit Suisse.

Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

37

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

38

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of April 30, 2013.

39

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

40

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-SAR-0413

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2013
(unaudited)

■  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2013; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report
April 30, 2013 (unaudited)

June 28, 2013

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Floating Rate High Income Fund for the six month period ended April 30, 2013.

Performance Summary
11/01/12 – 04/30/13

Fund & Benchmark	Performance
Class I1	3.99%
Class A1,2	3.83%
Class B1,2	3.53%
Class C1,2	3.38%
Credit Suisse Leveraged Loan Index Total Return[3]	4.31%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A positive period for fixed income

The six month period ended April 30, 2013 was a positive one for credit markets. The Credit Suisse Leveraged Loan Index Total Return, the Fund's benchmark, returned 4.31%. Loan markets saw stable performance during the period with six month of positive returns. The senior loan discount margin, assuming a three-year average life, tightened by 70 basis points to finish April at +487 basis points.

From a quality point-of-view, distressed and CCC-rated loans outperformed, returning 12.16% and 9.78%, respectively. Utility, energy and the food and drug sectors led the Index, while healthcare, aerospace, and retail were the lowest performers during the period.

Senior loan default rates saw a modest increase during the period and the trailing 12-month par-weighted default rate, as measured by S&P Leveraged Commentary & Data, was estimated at 1.91% in April. Despite the rise, the rate still remains well below its historical 25-year average of 3.6%. Looking ahead, expectations are that default rates may climb moderately, but will remain at well below-average levels for the foreseeable future.

According to Credit Suisse, senior loan new issue volumes for the period totaled $467.9bn. Activity was greatest in February through April with $331.5bn in new issuance. Senior loan mutual funds saw record flows totaling $23.8bn for the period, as reported by Lipper FMI. Additional demand for the senior loan

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

asset class was driven by collateralized loan obligation ("CLO") issuance, which has recently reached a post-crisis high with more than $30bn in issuance year-to-date.

Strategic Review and Outlook: Expecting senior loans to remain firm

For the six month period ended April 30, 2013, the Fund underperformed the benchmark. On a relative basis, positive credit selection in the metals/mining and building sectors, an allocation to the collateralized debt obligation asset class, and positioning in B-rated securities contributed positively to returns. In contrast, an underweight in the utilities sector and positions in the broadcasting sector detracted from returns.

Technical loan market conditions have been strong in recent months, as demand has exceeded supply. Although new issue volumes have been on the rise, many new deals have been refinancings as issuers take advantage of robust demand for the loan asset class. Additionally, we have seen record inflows into retail mutual funds and CLO issuance has also remained elevated year-to-date with approximately $30bn in new CLOs issued since the start of the year. While supply has increased in recent months, it remains constrained relative to demand and we have yet to see a significant increase in M&A driven volume. Looking ahead, we expect the senior loan market to remain firm given continued demand for the asset class. We do, however, remain cautious with respect to potential market shocks that may arise from global disruptions.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Wing Chan

Senior secured floating rate loans ("Senior Loans") are subject to risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2013, these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (1.16)%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was (0.47)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 2.38%.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Average Annual Returns as of April 30, 20131

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	7.58%	8.41%	7.90%	7.20%	08/01/00
Class A Without Sales Charge	7.27%	8.15%	7.64%	6.68%	03/08/99
Class A With Maximum Sales Charge	2.21%	7.09%	7.12%	6.32%	03/08/99
Class B Without CDSC	6.56%	7.34%	6.85%	5.87%	03/08/99
Class B With CDSC	2.56%	7.34%	6.85%	5.87%	03/08/99
Class C Without CDSC	6.55%	7.33%	6.83%	5.98%	02/28/00
Class C With CDSC	5.55%	7.33%	6.83%	5.98%	02/28/00

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 0.80% for Class I shares, 1.05% for Class A shares, 1.80% for Class B shares and 1.80% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares, 1.70% for Class B shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2013.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2013

Actual Fund Return	Class I	Class A	Class B	Class C
Beginning Account Value 11/01/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/13	$1,039.90	$1,038.30	$1,035.30	$1,033.80
Expenses Paid per $1,000*	$3.54	$4.80	$8.58	$8.57
Hypothetical 5% Fund Return
Beginning Account Value 11/01/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/13	$1,021.32	$1,020.08	$1,016.36	$1,016.36
Expenses Paid per $1,000*	$3.51	$4.76	$8.50	$8.50
	Class I	Class A	Class B	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2013)

S&P Ratings

A	0.7%
BBB	4.9
BB	27.3
B	41.6
CCC	1.3
D	0.1
NR	6.8
Subtotal	82.7
Equity and Other	0.0
Short-Term Investment[1]	17.3
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2013.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (78.0%)
Aerospace & Defense (0.9%)
$273	Landmark Aviation FBO Canada, Inc.#	(B-, B2)	10/25/19	5.750	$280,254
3,218	LM U.S. Member LLC#	(B-, B2)	10/25/19	5.750	3,307,005
3,990	Silver II U.S. Holdings LLC#	(B+, B1)	12/13/19	4.000	4,026,409
					7,613,668
Airlines (0.5%)
1,346	Delta Air Lines, Inc.#	(BB-, Ba2)	04/20/17	4.250	1,367,454
2,943	U.S. Airways Group, Inc.#	(B+, B2)	03/21/14	2.699	2,947,292
					4,314,746
Auto Parts & Equipment (1.7%)
4,000	Affinia Group, Inc.#	(B, B2)	04/25/20	4.750	4,055,000
3,353	ASP HHI Acquisition Co., Inc.#	(NR, B2)	10/05/18	5.000	3,409,228
1,959	Federal-Mogul Corp.#	(B, B1)	12/29/14	2.138	1,864,076
750	Federal-Mogul Corp.#	(B, B1)	12/28/15	2.138	713,371
4,967	Veyance Technologies, Inc.#	(B, B2)	09/08/17	5.250	5,005,095
					15,046,770
Automakers (0.7%)
5,966	Chrysler Group LLC#	(BB, Ba1)	05/24/17	6.000	6,057,711
Automotive (0.7%)
3,500	Schaeffler AG#	(B+, Ba3)	01/27/17	4.250	3,548,982
2,693	The PEP Boys-Manny, Moe & Jack#	(BB-, Ba2)	10/11/18	5.000	2,740,315
					6,289,297
Banking (1.6%)
2,500	Blackstone Perpetual BIDCO BV€#	(NR, NR)	02/04/20	4.618	3,334,630
985	Citco III Ltd.#	(NR, NR)	06/29/18	4.250	989,070
5,000	Ocwen Loan Servicing#	(B, B1)	02/15/18	5.000	5,092,500
3,000	Ship Luxco 3 Sarl£#	(BB, Ba3)	11/12/19	3.698	4,725,023
					14,141,223
Building Materials (1.4%)
7,000	American Builders & Contractors Supply Co., Inc.#	(BB+, B1)	04/16/20	3.500	7,067,060
5,036	CPG International I, Inc.#	(B, B1)	09/21/19	5.750	5,111,243
					12,178,303
Chemicals (5.5%)
2,000	AI Chem & Cy S.C.A.€#	(B+, Ba3)	10/04/19	4.500	2,028,760
4,000	AI Chem & Cy S.C.A.#	(B+, Ba3)	10/04/19	4.750	5,319,745
1,980	Ascend Performance Materials Operations LLC#	(BB-, B1)	04/10/18	6.750	2,017,125
3,770	AZ Chem U.S., Inc.#	(BB-, Ba3)	12/22/17	5.250	3,842,761
755	Cristal Inorganic Chemicals U.S., Inc.#	(BB-, B1)	11/15/14	6.034	759,221
5,318	HII Holding Corp.#	(B, B1)	12/20/19	5.250	5,410,981
1,992	Ineos U.S. Finance LLC#	(B+, B1)	05/04/18	6.500	2,019,852
500	Kronos Worldwide, Inc.#	(BB-, Ba3)	06/13/18	7.000	505,000
426	Nexeo Solutions LLC#	(B, B1)	09/08/17	5.000	429,860
3,554	Nexeo Solutions LLC#	(B, B1)	09/09/17	5.000	3,582,444

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Chemicals
$504	OEP Pearl Dutch Acquisition BV#	(B, B1)	03/30/18	6.500	$513,905
2,859	Sonneborn LLC#	(B, B1)	03/30/18	6.500	2,912,127
2,345	Tronox Pigments BV#	(BBB-, Ba2)	03/19/20	4.500	2,383,586
6,476	U.S. Coatings Acquisition, Inc.#	(B+, B1)	02/01/20	4.750	6,569,131
3,491	Univar, Inc.#	(B+, B2)	06/30/17	5.000	3,515,926
2,000	Utex Industries, Inc.#	(B, B2)	04/10/20	4.750	2,028,760
2,500	Utex Industries, Inc.#	(CCC+, Caa2)	04/09/21	8.750	2,553,125
1,485	Vantage Specialties, Inc.#	(B, B2)	02/10/18	5.000	1,501,714
					47,894,023
Computer Hardware (0.1%)
510	Spansion LLC#	(BB+, Ba3)	12/13/18	5.250	517,008
Consumer Products (2.2%)
3,000	Calceus Acquisition, Inc.#	(B, B2)	01/31/20	5.750	3,046,875
3,801	NBTY, Inc.#	(BB-, Ba3)	10/01/17	3.500	3,846,616
4,061	Prestige Brands, Inc.#	(BB-, Ba3)	01/31/19	3.750	4,130,563
4,860	Ranpak Corp.#	(BB-, Ba3)	04/23/19	4.500	4,932,900
3,242	Spectrum Brands, Inc.#	(B, Ba3)	12/17/19	4.500	3,295,058
					19,252,012
Consumer/Commercial/Lease Financing (0.1%)
1,295	Springleaf Financial Funding Co.#	(B, B3)	05/10/17	5.500	1,302,043
Discount Stores (0.4%)
3,187	99 Cents Only Stores#	(B+, B2)	01/11/19	5.250	3,235,506
Diversified Capital Goods (0.4%)
1,257	Douglas Dynamics LLC#	(BB, B1)	04/18/18	5.750	1,262,402
1,765	Husky Injection Molding Systems Ltd.#	(B, Ba3)	07/02/18	4.250	1,799,336
323	MX Mercury Beteilegungen GMBH#	(B, B2)	06/28/13	2.948	318,553
					3,380,291
Electric - Generation (0.8%)
2,985	Calpine Corp.#	(BB-, B1)	10/09/19	4.000	3,029,372
1,577	NexTag, Inc.#	(B-, B2)	01/28/16	9.250	1,470,365
600	Texas Competitive Electric Holdings Co. LLC#	(CCC, Caa3)	10/10/14	3.731	452,625
3,000	Texas Competitive Electric Holdings Co. LLC#	(CCC, Caa3)	10/10/17	4.731	2,211,555
					7,163,917
Electric - Distribution/Transportation (0.5%)
4,089	Generac Power Systems, Inc.#	(B+, B2)	05/30/18	6.250	4,187,253
Electronics (1.9%)
2,993	Hyland Software, Inc.#	(B+, B2)	10/25/19	5.500	3,018,684
3,851	Microsemi Corp.#	(BB, Ba2)	02/19/20	3.750	3,902,538
2,429	Presidio, Inc.#	(B+, Ba3)	03/31/17	5.750	2,467,985
1,985	Shield Finance Co. Sarl#	(B+, B2)	05/10/19	6.500	2,012,294
3,951	TriZetto Group, Inc.#	(B, B1)	05/02/18	4.750	3,989,952
722	Verint Systems, Inc.#	(BB-, B1)	09/06/19	4.000	728,391
					16,119,844

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Energy - Exploration & Production (1.2%)
$1,250	Delek Benelux BV€#	(NR, NR)	02/08/17	5.243	$1,623,280
5,000	EP Energy LLC#	(B+, Ba3)	05/24/18	5.000	5,041,250
4,000	Plains Exploration & Production, Inc.#	(BB, Ba1)	11/30/19	4.000	4,013,760
					10,678,290
Environmental (1.3%)
7,000	ADS Waste Holdings, Inc.#	(B+, B1)	10/09/19	4.250	7,099,715
766	EnviroSolutions Real Property Holdings, Inc.#	(CCC-, Caa1)	07/29/14	8.000	767,769
3,481	Waste Industries USA, Inc.#	(B+, B1)	03/17/17	4.000	3,537,228
					11,404,712
Food & Drug Retailers (1.8%)
2,084	Holding Bercy Investissement S.C.A.€#	(NR, NR)	06/27/17	4.500	2,750,791
1,500	Holding Bercy Investissement S.C.A.€#	(NR, NR)	12/31/17	5.100	1,989,960
4,000	Rite Aid Corp.#	(B+, B1)	02/21/20	4.000	4,056,680
6,996	Supervalu, Inc.#	(B+, B1)	03/21/19	5.198	7,116,566
					15,913,997
Food - Wholesale (2.7%)
5,993	Del Monte Foods Co.#	(B, B1)	03/08/18	4.000	6,050,987
4,000	Dole Food Co., Inc.#	(B+, Ba3)	04/01/20	3.750	4,035,360
3,674	JBS USA LLC#	(BB, Ba2)	05/25/18	3.750	3,692,171
2,488	The Pantry, Inc.#	(BB, B1)	08/03/19	5.750	2,526,865
1,474	US Foods, Inc.#	(B, B3)	03/31/17	5.750	1,492,906
1,485	US Foods, Inc.#	(B-, B2)	03/31/17	5.750	1,505,139
4,000	Weight Watchers International, Inc.#	(BB, Ba1)	04/02/20	3.750	3,996,520
					23,299,948
Gaming (0.7%)
2,409	Affinity Gaming LLC#	(BB, Ba2)	11/09/17	5.500	2,455,662
2,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	1,783,760
1,980	Pinnacle Entertainment, Inc.#	(BB+, Ba1)	03/19/19	4.000	1,999,810
					6,239,232
Health Facilities (0.9%)
2,476	Iasis Healthcare LLC#	(B, Ba3)	05/03/18	4.500	2,517,388
1,977	Surgical Care Affiliates LLC#	(B, Ba3)	12/29/17	4.284	1,987,189
982	United Surgical Partners International, Inc.#	(B, B1)	04/19/17	4.250	992,101
2,494	United Surgical Partners International, Inc.#	(B, B1)	04/03/19	3.948	2,515,554
					8,012,232
Health Services (4.5%)
4,000	ABB Optical Group LLC#	(B, B2)	02/06/19	5.500	4,047,500
3,500	AI Garden BV€ #	(NR, NR)	02/20/20	5.147	4,651,893
2,975	Aptalis Pharma, Inc.#	(B+, B2)	02/10/17	5.500	3,012,162
2,191	Ardent Medical Services, Inc.#	(B+, B1)	07/02/18	6.750	2,229,617
1,432	Capsugel Holdings US, Inc.#	(BB-, B1)	08/01/18	4.750	1,464,463
490	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	09/15/16	3.698	495,057

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Health Services
$988	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	09/15/17	4.250	$1,000,875
3,000	Catalent Pharma Solutions, Inc.#	(B, Caa1)	12/31/17	6.500	3,039,375
2,485	ConvaTec, Inc.#	(B+, Ba3)	12/22/16	5.000	2,540,511
3,227	Drumm Investors LLC#	(B, B1)	05/04/18	5.000	3,169,471
5,000	Heartland Dental Care LLC#	(B+, Ba3)	12/21/18	6.250	5,081,250
2,973	IMS Health, Inc.#	(BB-, Ba3)	09/01/17	4.250	3,948,448
267	Inventiv Health, Inc.#	(B, B2)	05/15/18	7.750	264,790
3,943	Onex Carestream Finance LP#	(BB-, B1)	02/25/17	5.000	3,978,283
					38,923,695
Hotels (0.6%)
4,988	IntraWest Holdings Sarl#	(B+, NR)	12/04/17	7.000	5,089,320
Insurance Brokerage (0.3%)
2,259	HUB International Ltd.#	(B+, B1)	06/13/17	3.706	2,285,754
Investments & Misc. Financial Services (0.3%)
1,985	AlixPartners LLP#	(B+, Ba3)	06/30/19	4.500	2,014,810
493	U.S. Security Associates Holdings, Inc.#	(B, Ba3)	07/28/17	6.000	497,686
					2,512,496
Leisure (2.2%)
2,467	ClubCorp Club Operations, Inc.#	(BB, Ba2)	11/30/16	5.000	2,516,393
3,099	Deluxe Entertainment Services Group, Inc.#	(B-, B2)	07/03/17	8.000	3,013,731
2,000	Merlin Entertainments Group Luxembourg 2 Sarl€#	(BB-, NR)	07/21/17	4.118	2,668,429
2,331	Seaworld Parks & Entertainment, Inc.#	(BB-, Ba3)	08/17/17	4.000	2,358,399
2,161	Six Flags Theme Parks, Inc.#	(BB+, Ba2)	12/20/18	4.001	2,196,204
1,435	Technicolor SA#	(B, B3)	05/26/16	6.750	1,453,519
4,954	Technicolor SA#	(B, B3)	05/26/17	7.750	5,019,079
					19,225,754
Life-Insurance (0.2%)
1,158	MMM Holdings, Inc.#	(B+, B2)	12/12/17	9.750	1,181,053
842	MSO of Puerto Rico, Inc.#	(B+, B2)	12/12/17	9.750	858,947
					2,040,000
Machinery (0.1%)
489	Pro Mach, Inc.#	(B+, B2)	07/06/17	5.000	493,929
Media - Broadcast (5.3%)
2,398	Barrington Broadcasting Group LLC#	(B+, B2)	06/14/17	7.500	2,417,775
3,476	Cequel Communications LLC#	(BB-, Ba2)	02/14/19	3.500	3,508,603
4,987	FoxCo Acquisition Sub LLC#	(B, B2)	07/14/17	5.500	5,082,562
3,374	Gray Television, Inc.#	(B+, B2)	10/12/19	4.750	3,428,699
984	IMG Worldwide, Inc.#	(B+, Ba2)	06/16/16	5.500	998,487
2,000	Lavena Holding 1 GMBH€ #	(NR, NR)	09/02/16	3.948	2,611,619
2,000	Lavena Holding 1 GMBH€ #	(NR, NR)	12/14/17	3.698	2,631,303
4,119	LIN Television Corp.#	(BB, Ba2)	12/21/18	4.000	4,163,845
2,942	Local TV Finance LLC#	(B+, B1)	05/07/15	4.200	2,972,792

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Media - Broadcast
$1,634	Mission Broadcasting, Inc.#	(BB, Ba2)	12/03/19	4.500	$1,660,843
3,866	Nexstar Broadcasting, Inc.#	(BB, Ba2)	12/03/19	4.500	3,928,532
4,000	Nine Entertainment Group Ltd.#	(BB, Ba2)	02/05/20	3.500	4,023,320
2,122	TWCC Holding Corp.#	(BB-, Ba3)	02/13/17	3.500	2,156,635
5,000	UPC Financing Partnership#	(BB-, Ba3)	03/31/21	3.869	6,646,946
					46,231,961
Media - Cable (0.2%)
1,980	Bragg Communications, Inc.#	(BB, NR)	02/28/18	3.500	1,996,583
Media - Diversified (0.1%)
216	Flint Group Holdings Sarl#	(NR, NR)	06/30/18	7.476	207,849
292	Flint Group Holdings Sarl#	(NR, NR)	12/31/16	7.476	245,206
					453,055
Media - Services (0.3%)
2,993	Premier Dental Services, Inc.#	(B, B3)	11/01/18	8.250	3,029,906
Medical Products (1.7%)
2,992	Bausch & Lomb BV#	(B+, B1)	05/18/19	5.750	3,982,250
3,985	Bausch & Lomb, Inc.#	(B+, B1)	05/18/19	4.000	4,037,622
2,500	BSN Medical Luxembourg Holding Sarl#	(B+, Ba3)	08/28/19	5.000	2,529,162
3,972	Hologic, Inc.#	(BBB-, Ba2)	08/01/19	4.500	4,032,333
					14,581,367
Metals & Mining - Excluding Steel (1.0%)
2,980	Arch Coal, Inc.#	(BB, Ba3)	05/16/18	5.750	3,024,902
5,977	FMG Resources (August 2006) Pty Ltd.#	(BB+, Ba1)	10/18/17	5.250	6,094,042
					9,118,944
Oil Field Equipment & Services (0.9%)
4,489	BakerCorp International, Inc.#	(B, Ba3)	02/07/20	4.250	4,530,361
2,985	McJunkin Red Man Corp.#	(BB-, B2)	11/08/19	6.250	3,049,685
					7,580,046
Packaging (1.7%)
5,985	BWay Holding Co.#	(B, Ba3)	08/06/17	4.500	6,071,034
1,970	Exopack LLC#	(B, B2)	05/31/17	6.500	2,001,949
2,366	Kleopatra Acquisition Corp.#	(B, Ba3)	12/21/16	5.750	2,408,700
2,003	Pertus & Mauser#	(NR, NR)	06/12/15	2.575	1,994,795
1,997	Pertus & Mauser#	(NR, NR)	06/13/16	2.825	1,999,472
					14,475,950
Pharmaceuticals (2.3%)
2,488	Alkermes, Inc.#	(BB, B1)	09/25/19	3.500	2,495,659
3,899	Jazz Pharmaceuticals, Inc.#	(BBB-, Ba3)	06/12/18	5.250	3,962,724
2,985	Par Pharmaceutical Companies, Inc.#	(B+, B1)	09/30/19	4.250	3,019,540
5,225	RPI Finance Trust#	(BBB-, Baa2)	11/09/18	4.000	5,270,451

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Pharmaceuticals
$2,993	Valeant Pharmaceuticals International, Inc.#	(BBB-, Ba1)	12/11/19	3.500	$3,031,403
2,601	Warner Chilcott Corp.#	(BBB-, Ba3)	03/15/18	4.250	2,644,779
					20,424,556
Printing & Publishing (1.2%)
311	F & W Media, Inc.#	(NR, NR)	06/09/14	7.750	300,332
200	F & W Media, Inc.#	(NR, NR)	12/09/14	15.000	140,031
2,893	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/17	5.448	2,886,466
5,738	Tribune Co.#	(NR, Ba3)	12/31/19	4.000	5,815,788
5,435	Yell Group PLC#	(D, NR)	07/31/14	3.948	1,141,360
					10,283,977
Real Estate Development & Management (0.6%)
4,769	Capital Automotive LP#	(B+, Ba2)	04/10/19	4.000	4,815,905
Real Estate Investment Trusts (1.1%)
9,451	iStar Financial, Inc.#	(BB-, B1)	10/15/17	4.500	9,579,489
Restaurants (2.1%)
4,987	DineEquity, Inc.#	(BB-, Ba2)	10/19/17	3.750	5,068,731
5,984	Dunkin' Brands, Inc.#	(B+, B2)	02/14/20	3.750	6,055,191
2,925	OSI Restaurant Partners LLC#	(BB, B1)	10/28/19	3.500	2,947,669
933	Restaurant Holding Co. LLC#	(B-, B3)	02/17/17	9.000	947,333
2,985	Wendy's International, Inc.#	(BB-, B1)	05/15/19	4.750	3,007,611
					18,026,535
Software/Services (5.3%)
2,993	Deltek, Inc.#	(B+, B1)	10/10/18	5.000	3,038,330
1,198	First Data Corp.#	(B+, B1)	03/24/17	4.200	1,200,262
2,939	First Data Corp.#	(B+, B1)	03/23/18	4.199	2,936,203
2,210	Kronos, Inc.#	(B, Ba3)	10/30/19	4.500	2,244,311
1,609	On Assignment, Inc.#	(BB-, Ba3)	05/15/19	5.000	1,625,461
3,985	Pinnacle Holdco Sarl#	(B+, NR)	07/30/19	4.750	4,031,079
3,652	Riverbed Technology, Inc.#	(BBB-, Ba3)	12/18/19	4.000	3,725,106
526	SafeNet, Inc.#	(BB-, Ba2)	04/12/14	2.698	526,900
2,447	SafeNet, Inc.#	(B, B3)	04/12/15	6.198	2,453,591
53	SafeNet, Inc.#	(B-, Caa1)	04/12/15	6.198	52,659
1,000	Serena Software, Inc.#	(B+, B1)	03/10/16	5.000	1,006,875
192	SS&C Technologies, Inc.#	(BB-, Ba3)	06/07/19	5.000	193,331
1,853	SS&C Technologies, Inc.#	(BB, Ba3)	06/07/19	5.000	1,868,862
3,491	SumTotal Systems LLC#	(NR, B1)	11/16/18	6.250	3,543,619
4,988	SunGard Data Systems, Inc.#	(BB, Ba3)	01/31/20	4.500	5,059,968
1,000	TriZetto Group, Inc.#	(CCC+, Caa1)	03/28/19	8.500	1,023,750
1,980	US FT Holdco, Inc.#	(B+, B1)	11/30/17	5.750	2,000,386
2,993	Wall Street Systems Delaware, Inc.#	(B, B2)	10/25/19	5.750	3,042,998
1,000	Wall Street Systems Delaware, Inc.#	(NR, Caa2)	10/25/20	9.250	1,025,000
5,444	Web.com Group, Inc.#	(B, Ba3)	10/27/17	4.500	5,509,572
					46,108,263

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Specialty Retail (5.6%)
$2,000	AB Acquisitions UK Topco 2 Ltd.£#	(NR, NR)	07/07/17	3.993	$3,103,090
2,000	AB Acquisitions UK Topco 2 Ltd.£#	(NR, NR)	07/09/17	3.993	3,116,693
6,926	Academy Ltd.#	(B, B2)	08/03/18	4.500	7,034,352
7,980	BJ's Wholesale Club, Inc.#	(B, B3)	09/26/19	4.250	8,061,316
2,999	General Nutrition Centers, Inc.#	(BB, Ba3)	03/02/18	3.750	3,032,669
4,903	Leslie's Poolmart, Inc.#µ	(B, B2)	10/16/19	5.166	4,980,807
6,000	Michaels Stores, Inc.#	(BB-, B1)	01/28/20	3.750	6,067,980
1,975	National Vision, Inc.#	(BB-, B1)	08/02/18	7.000	2,024,375
2,859	Ollie's Bargain Outlet#	(B, B2)	09/28/19	5.250	2,882,993
1,208	Pilot Travel Centers LLC#	(BB, Ba2)	03/30/18	3.750	1,199,079
2,488	Pilot Travel Centers LLC#	(BB, Ba2)	08/07/19	4.250	2,472,998
1,995	Serta Simmons Holdings LLC#	(B+, B1)	10/01/19	5.000	2,025,553
2,073	SSP Financing Ltd.#	(NR, NR)	06/15/16	2.701	2,025,384
918	Toys 'R' Us-Delaware, Inc.#	(B+, B1)	05/25/18	5.250	894,978
					48,922,267
Steel Producers/Products (0.4%)
3,833	JMC Steel Group, Inc.#	(BB, B1)	04/01/17	4.750	3,886,902
Support-Services (3.2%)
7,000	Aramark Corp.#	(BB-, B1)	07/26/16	3.694	7,090,370
2,200	Avis Budget Car Rental LLC#	(BB, Ba1)	03/15/19	3.750	2,233,000
2,475	Emdeon, Inc.#	(BB-, Ba3)	11/02/18	3.750	2,502,398
4,361	EnergySolutions LLC#	(BB-, B2)	08/15/16	6.250	4,412,013
3,491	Hertz Corp.#	(BB, Ba1)	03/11/18	3.750	3,536,427
5,000	ISS Funding A/S#	(BB-, Ba3)	04/30/18	2.948	5,042,025
3,287	Sabre, Inc.#	(B, B1)	02/19/19	5.250	3,341,908
					28,158,141
Telecom - Integrated/Services (3.6%)
3,101	Cellular South, Inc.#	(NR, NR)	07/27/17	4.500	3,126,887
5,414	Intelsat Jackson Holdings SA#	(BB-, Ba3)	04/02/18	4.250	5,495,350
6,000	LTS Buyer LLC#	(B, B1)	04/13/20	4.500	6,074,940
5,360	Securus Technologies Holdings, Inc.#	(B, B2)	04/30/20	4.750	5,390,177
1,500	Securus Technologies Holdings, Inc.#	(CCC+, Caa2)	04/30/21	9.000	1,504,875
3,978	Windstream Corp.#	(BB+, Baa3)	08/08/19	4.000	4,031,693
5,977	Zayo Group LLC#	(B, B1)	07/02/19	4.500	6,055,656
					31,679,578
Telecom - Wireless (1.6%)
4,987	Cricket Communications, Inc.#	(B+, Ba3)	10/10/19	4.750	5,021,789
1,728	MetroPCS Wireless, Inc.#	(BB, Ba1)	03/17/18	4.876	1,733,885
2,978	Telesat Canada#	(BB-, Ba3)	03/28/19	3.500	3,011,801
4	WP Roaming III Sarl#	(NR, NR)	05/05/14	4.034	3,733
1,902	WP Roaming III Sarl#	(NR, NR)	05/04/15	4.534	1,880,934
1,902	WP Roaming III Sarl#	(NR, NR)	05/03/16	5.034	1,890,446
					13,542,588

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Telecommunications Equipment (1.5%)
$4,481	Avaya, Inc.#	(B, B1)	10/26/17	4.788	$4,182,357
3,392	Avaya, Inc.#	(B, B1)	03/31/18	8.000	3,399,496
1,577	Commscope, Inc.#	(BB, Ba3)	01/14/18	3.750	1,601,029
3,500	Mitel U.S. Holdings, Inc.#	(B+, B1)	02/27/19	7.000	3,513,125
					12,696,007
Textiles & Apparel (1.4%)
5,000	Choo Luxury Finance Ltd.#	(NR, NR)	06/28/18	3.981	4,843,750
5,000	PVH Corp.#	(BBB-, Ba1)	02/13/20	3.250	5,050,000
2,132	Wolverine World Wide, Inc.#	(BB, Ba2)	10/09/19	4.000	2,158,790
					12,052,540
Theaters & Entertainment (0.7%)
1,803	Live Nation Entertainment, Inc.#	(BB-, Ba2)	11/07/16	4.500	1,835,171
4,000	Village Roadshow Films (BVI) Ltd.#	(NR, A2)	11/21/17	4.750	4,090,000
					5,925,171
TOTAL BANK LOANS (Cost $668,783,629)					678,382,705
CORPORATE BONDS (11.5%)
Airlines (0.4%)
3,250	United Airlines, Inc., Rule 144A, Senior Secured Notes (Callable 09/15/13 @ 103.38)‡§	(BB-, Ba2)	09/15/15	6.750	3,416,563
Auto Parts & Equipment (0.9%)
2,450	Affinia Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/13 @ 105.38)‡	(B+, B1)	08/15/16	10.750	2,664,399
1,000	Stoneridge, Inc., Rule 144A, Secured Notes (Callable 10/15/14 @ 104.75)‡	(BB-, B2)	10/15/17	9.500	1,083,750
3,000	Tomkins, Inc., Global Secured Notes (Callable 10/01/14 @ 104.50)	(BB-, B1)	10/01/18	9.000	3,348,750
1,000	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC+, B3)	02/15/19	8.625	1,056,250
					8,153,149
Building Materials (0.9%)
3,500	Building Materials Corp. of America, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 103.50)‡	(BB+, Ba1)	02/15/20	7.000	3,850,000
3,500	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)§	(B+, B2)	04/01/19	7.625	3,806,250
					7,656,250
Chemicals (1.1%)
1,500	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 102.00)‡€#	(BB-, B1)	02/15/19	7.250	2,113,560
3,000	Koppers, Inc., Global Company Guaranteed Notes (Callable 12/01/14 @ 103.94)	(B+, B1)	12/01/19	7.875	3,330,000

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Chemicals
$2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.78)‡	(BB-, Ba3)	10/15/19	6.375	$2,065,000
1,500	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	1,710,000
					9,218,560
Consumer Products (0.1%)
1,000	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ 104.50)	(B, B3)	10/01/18	9.000	1,131,250
Consumer/Commercial/Lease Financing (0.1%)
1,000	KION Finance SA, Rule 144A, Senior Secured Notes (Callable 02/15/14 @ 101.00)‡#	(B, B2)	02/15/20	4.726	1,346,416
Diversified Capital Goods (0.2%)
1,333	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)	(NR, B2)	09/01/20	8.750	1,529,618
Electronics (0.0%)
250	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ 105.81)§	(B+, Caa1)	04/01/19	7.750	233,750
Energy - Exploration & Production (0.6%)
1,095	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)	(B-, Caa1)	02/15/18	8.250	1,185,337
500	EPL Oil & Gas, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ 104.13)‡	(B-, Caa1)	02/15/18	8.250	540,000
700	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/13 @ 100.00)	(B-, Caa1)	11/15/14	11.875	742,000
325	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ 103.63)	(B, B3)	02/01/19	7.250	354,250
2,000	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡§	(B, B1)	11/01/18	8.625	2,150,000
					4,971,587
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.	(NR, NR)	07/02/13	0.000	480
Gaming (0.8%)
197	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/13 @ 101.21)‡	(B, Caa1)	11/15/19	7.250	194,045
210	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Senior Secured Notes (Callable 06/15/13 @ 100.00)‡Ø	(NR, NR)	06/15/15	10.250	394

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gaming
$850	Greektown Superholdings, Inc., Series A, Global Secured Notes (Callable 01/01/14 @ 103.50)	(NR, NR)	07/01/15	13.000	$914,812
500	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/14 @ 103.50)	(NR, NR)	07/01/15	13.000	538,125
63	Majestic Star Casino LLC PIK, Rule 144A, Secured Notes‡	(NR, NR)	12/01/16	12.500	60,105
5,000	Seminole Hard Rock Entertainment, Inc., Rule 144A, Senior Secured Notes‡#	(BB, B1)	03/15/14	2.780	4,993,750
175	Tropicana Finance Corp., Global Company Guaranteed Notes^Ø	(NR, NR)	12/15/14	9.625	18
300	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/13 @ 100.00)‡	(B+, B3)	11/15/15	9.000	276,000
					6,977,249
Gas Distribution (0.4%)
1,750	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	2,056,250
1,000	Genesis Energy LP, Global Company Guaranteed Notes (Callable 12/15/14 @ 103.94)	(B, B1)	12/15/18	7.875	1,105,000
500	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB-, B1)	03/01/20	6.500	542,500
					3,703,750
Health Services (0.1%)
150	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00)‡	(CCC, Caa2)	08/15/18	11.000	131,250
1,000	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ 106.00)‡	(B, B2)	03/15/18	8.000	1,100,000
					1,231,250
Leisure (0.5%)
3,500	Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/01/14 @ 104.56)	(B, B1)	08/01/18	9.125	3,939,687
500	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 103.94)‡	(BB-, B3)	01/15/21	5.250	518,750
					4,458,437
Media - Broadcast (0.1%)
500	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ 104.44)	(B, B3)	04/15/17	8.875	550,000

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Diversified (0.2%)
$750	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	$821,250
619	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)§	(B, B2)	07/15/21	7.875	701,018
					1,522,268
Media - Services (0.7%)
3,000	Cerved Technologies SpA, Rule 144A, Senior Secured Notes (Callable 01/15/14 @ 101.00)‡#	(B, B2)	01/15/19	5.586	4,014,529
2,000	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/17 @ 103.25)‡	(B, B1)	11/15/22	6.500	2,149,250
					6,163,779
Metals & Mining - Excluding Steel (1.2%)
3,000	Global Brass & Copper, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/16 @ 104.75)‡	(B, B3)	06/01/19	9.500	3,315,000
2,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 06/01/16 @ 104.13)	(BB-, Ba3)	06/01/20	8.250	2,285,000
150	Old AII, Inc., Global Company Guaranteed Notes^Ø	(NR, NR)	12/15/14	9.000	15
250	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/13 @ 101.67)^Ø	(NR, NR)	12/15/16	10.000	25
2,750	Quadra FNX Mining Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	2,894,375
2,500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡§	(CCC-, Caa3)	05/15/19	9.250	1,843,750
					10,338,165
Oil Field Equipment & Services (0.7%)
418	FTS International Bonds, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56)‡	(B+, Ba3)	11/15/18	8.125	449,350
3,850	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ 104.56)§	(B+, B1)	04/01/18	9.125	4,235,000
1,000	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B2)	03/15/18	9.875	1,103,750
					5,788,100
Oil Refining & Marketing (0.9%)
4,000	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 11/01/17 @ 103.25)‡	(B+, B2)	11/01/22	6.500	4,140,000
3,000	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)§	(BB+, Ba3)	02/15/20	8.250	3,405,000
					7,545,000

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Packaging (0.4%)
$4,000	Clondalkin Acquisition BV, Rule 144A, Secured Notes‡#	(B-, B2)	12/15/13	2.280	$3,960,000
Printing & Publishing (0.0%)
242	The Reader's Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/14 @ 103.00)#Ø	(D, NR)	02/15/17	9.500	99,220
Restaurants (0.3%)
1,500	Punch Taverns Finance PLC, Senior Secured Notes£	(A-, Baa3)	04/15/22	7.274	2,422,149
Software/Services (0.3%)
2,000	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)§	(B-, Caa1)	01/15/19	9.125	2,225,000
Support-Services (0.1%)
500	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, Ba3)	06/01/21	7.250	557,500
Telecom - Integrated/Services (0.0%)
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes‡^Ø	(NR, NR)	01/15/15	0.000	0
Telecommunications Equipment (0.3%)
2,100	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(BB-, B1)	12/01/16	9.500	2,286,375
Textiles & Apparel (0.1%)
275	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes‡€Ø	(NR, NR)	11/15/25	9.875	3,716
1,000	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)‡	(B-, B3)	04/15/19	9.875	1,292,032
					1,295,748
Theaters & Entertainment (0.1%)
1,000	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(CCC+, Caa1)	12/01/20	9.750	1,167,500
Transportation - Excluding Air/Rail (0.0%)
150	Navios Maritime Holdings Finance II US, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.06)	(B+, Caa1)	02/15/19	8.125	142,875
TOTAL CORPORATE BONDS (Cost $98,731,175)					100,091,988

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (3.0%)
Collateralized Debt Obligations (3.0%)
$2,000	ACAs CLO Ltd., Rule 144A‡#	(BBB, NR)	09/20/23	5.130	$2,025,280
1,875	ARES CLO Ltd., Rule 144A‡#	(BBB, NR)	01/17/24	4.958	1,901,289
2,295	Boston Harbor CLO Ltd., Rule 144A‡#	(A+, Aa2)	05/25/16	1.538	2,292,015
500	CIFC Funding Ltd., Rule 144A‡#	(BBB, NR)	01/29/25	4.526	497,247
1,000	CIFC Funding Ltd., Rule 144A‡#	(BB-, NR)	01/29/25	6.276	990,209
2,000	Copper River CLO Ltd.#	(B+, Baa3)	01/20/21	1.776	1,708,066
2,000	Halcyon Structured Asset Management Long Secured, Rule 144A‡ #	(BBB, Ba1)	10/29/21	4.026	2,009,698
500	Hewett's Island CDO Ltd., Rule 144A‡#	(A, Baa1)	06/09/19	1.110	451,267
1,250	KKR Financial CLO 2007-1 Corp., Rule 144A‡ #	(A, A3)	05/15/21	2.540	1,211,506
2,000	KVK CLO 2013-1 Ltd., Rule 144A‡#	(BBB, NR)	04/14/25	4.654	1,989,772
2,000	Marine Park CLO Ltd., Rule 144A#	(BB-, NR)	05/18/23	6.040	1,943,848
3,000	Marquette Park CLO 2055-1A Ltd., Rule 144A‡ #	(BBB+, A3)	07/12/20	2.077	2,737,280
2,000	Riverside Park CLO Ltd.#	(BBB, NR)	09/27/21	3.035	1,876,844
2,750	Shackleton II CLO Ltd., Rule 144A‡ #	(BBB, NR)	10/22/23	4.326	2,699,488
750	Symphony CLO VII Ltd., Rule 144A‡#	(BBB, NR)	07/28/21	3.476	743,084
1,000	WG Horizons CLO#	(BBB-, Baa3)	05/24/19	1.987	909,761
TOTAL ASSET BACKED SECURITIES (Cost $25,254,795)					25,986,654
Number of Shares
COMMON STOCKS (0.1%)
Automotive (0.0%)
588	Safelite Realty Corp.^*				—
Building & Construction (0.1%)
6,800	Ashton Woods USA LLC, Class B^*				89,896
46,029	William Lyon Homes, Inc.*				174,450
					264,346
Chemicals (0.0%)
9,785	Huntsman Corp.				184,545
Gaming (0.0%)
10,150	Majestic Holdco LLC				5,709
Health Services (0.0%)
22	Magellan Health Services, Inc.*				1,126
Printing & Publishing (0.0%)
554	Dex One Corp.*§				1,318
1,131	F & W Media, Inc.*				707
355	SuperMedia, Inc.*				1,864
					3,889
TOTAL COMMON STOCKS (Cost $540,007)					459,615

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Number of Shares		Maturity	Rate%	Value
WARRANT (0.0%)
1,673	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14^* (Cost $0)			$—
SHORT-TERM INVESTMENTS (20.3%)
8,414,638	State Street Navigator Prime Portfolio, 0.18%§§			8,414,638
Par (000)
$168,157	State Street Bank and Trust Co. Euro Time Deposit	05/01/13	0.010	168,157,000
TOTAL SHORT-TERM INVESTMENTS (Cost $176,571,638)				176,571,638
TOTAL INVESTMENTS AT VALUE (112.9%) (Cost $969,881,244)				981,492,600
LIABILITIES IN EXCESS OF OTHER ASSETS (-12.9%)				(112,286,581)
NET ASSETS (100.0%)				$869,206,019

INVESTMENT ABBREVIATIONS

NR = Not Rated

PIK = Payment in Kind

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities amounted to a value of $74,106,778 or 8.5% of net assets.

€  This security is denominated in Euro.

£  This security is denominated in British Pound.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2013.

Ø  Bond is currently in default.

µ  See Note 2 regarding unfunded loan commitments.

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2013.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
April 30, 2013 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $8,414,638 (Cost $969,881,244) (Note 2)	$981,492,600[1]
Cash	4,726,502
Foreign currency at value (cost $9,963,526)	10,071,390
Receivable for fund shares sold	14,418,529
Receivable for investments sold	11,739,787
Interest receivable	4,079,002
Unrealized appreciation on forward currency contracts (Note 2)	29,079
Prepaid expenses and other assets	122,928
Total Assets	1,026,679,817
Liabilities
Advisory fee payable (Note 3)	818,400
Administrative services fee payable (Note 3)	71,665
Shareholder servicing/Distribution fee payable (Note 3)	148,126
Payable for investments purchased	146,093,068
Payable upon return of securities loaned (Note 2)	8,414,638
Payable for fund shares redeemed	1,046,189
Dividend payable	431,286
Unrealized depreciation on forward currency contracts (Note 2)	168,065
Trustees' fee payable	5,248
Accrued expenses	277,113
Total Liabilities	157,473,798
Net Assets
Capital stock, $.001 par value (Note 6)	124,074
Paid-in capital (Note 6)	867,175,706
Accumulated net investment loss	(90,588)
Accumulated net realized loss on investments and foreign currency transactions	(9,496,920)
Net unrealized appreciation from investments and foreign currency translations	11,493,747
Net Assets	$869,206,019
I Shares
Net assets	$475,727,076
Shares outstanding	68,077,948
Net asset value, offering price and redemption price per share	$6.99
A Shares
Net assets	$269,392,228
Shares outstanding	38,372,686
Net asset value and redemption price per share	$7.02
Maximum offering price per share (net asset value/(1-4.75%))	$7.37
B Shares
Net assets	$4,723,899
Shares outstanding	671,359
Net asset value and offering price per share	$7.04
C Shares
Net assets	$119,362,816
Shares outstanding	16,952,098
Net asset value and offering price per share	$7.04

1  Including $8,256,043 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2013 (unaudited)

Investment Income (Note 2)
Interest	$16,845,790
Dividends	2,208
Securities lending	11,033
Total investment income	16,859,031
Expenses
Investment advisory fees (Note 3)	1,649,907
Administrative services fees (Note 3)	342,462
Shareholder servicing/Distribution fees (Note 3)
Class A	241,994
Class B	24,515
Class C	459,830
Transfer agent fees	233,463
Legal fees	59,848
Registration fees	54,397
Custodian fees	45,833
Printing fees (Note 3)	36,803
Audit and tax fees	20,150
Trustees' fees	12,155
Insurance expense	7,076
Commitment fees (Note 4)	1,079
Miscellaneous expense	5,911
Total expenses	3,195,423
Less: fees waived (Note 3)	(298,589)
Net expenses	2,896,834
Net investment income	13,962,197
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	2,800,907
Net realized gain from foreign currency transactions	273,035
Net change in unrealized appreciation (depreciation) from investments	6,554,124
Net change in unrealized appreciation (depreciation) from foreign currency translations	(238,660)
Net realized and unrealized gain from investments and foreign currency related items	9,389,406
Net increase in net assets resulting from operations	$23,351,603

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2013 (unaudited)	For the Year Ended October 31, 2012
From Operations
Net investment income	$13,962,197	$13,469,970
Net realized gain from investments and foreign currency transactions	3,073,942	1,421,751
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	6,315,464	7,635,646
Net increase in net assets resulting from operations	23,351,603	22,527,367

From Dividends

Dividends from net investment income
Class I shares	(8,096,238)	(5,828,640)
Class A shares	(4,478,559)	(5,173,777)
Class B shares	(94,287)	(197,814)
Class C shares	(1,739,081)	(1,850,784)
Net decrease in net assets resulting from dividends	(14,408,165)	(13,051,015)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	502,328,743	420,906,171
Reinvestment of dividends	11,537,057	9,579,337
Net asset value of shares redeemed	(109,149,298)[1]	(108,888,789)[2]
Net increase in net assets from capital share transactions	404,716,502	321,596,719
Net increase in net assets	413,659,940	331,073,071
Net Assets
Beginning of period	455,546,079	124,473,008
End of period	$869,206,019	$455,546,079
Undistributed/Accumulated net investment income (loss)	$(90,588)	$355,380

1  Net of $11,574 of redemption fees retained by the Fund.

2  Net of $33,222 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013	For the Year Ended October 31,
	(unaudited)	2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$6.89	$6.66	$6.72	$6.24	$4.94	$7.66
INVESTMENT OPERATIONS
Net investment income[1]	0.16	0.34	0.43	0.56	0.54	0.60
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.11	0.21	(0.04)	0.50	1.36	(2.48)
Total from investment operations	0.27	0.55	0.39	1.06	1.90	(1.88)
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.17)	(0.32)	(0.45)	(0.58)	(0.60)	(0.60)
Distributions from net realized gains	—	—	—	—	—	(0.24)
Total dividends and distributions	(0.17)	(0.32)	(0.45)	(0.58)	(0.60)	(0.84)
Net asset value, end of period	$6.99	$6.89	$6.66	$6.72	$6.24	$4.94
Total return[3]	3.99%	8.51%	5.85%	17.87%	41.87%	(26.98)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$475,727	$226,027	$46,482	$31,374	$383	$310
Ratio of expenses to average net assets	0.70%[4]	0.70%	0.70%	0.72%	0.85%	0.85%
Ratio of net investment income to average net assets	4.73%[4]	4.99%	6.32%	8.48%	10.32%	8.98%
Decrease reflected in above operating expense ratios due to waivers/ reimbursements	0.10%[4]	0.20%	0.68%	0.65%	0.58%	0.46%
Portfolio turnover rate	59%	96%	144%	88%	63%	28%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013	For the Year Ended October 31,
	(unaudited)	2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$6.92	$6.69	$6.74	$6.26	$4.96	$7.68
INVESTMENT OPERATIONS
Net investment income[1]	0.16	0.32	0.40	0.52	0.53	0.58
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.10	0.22	(0.02)	0.53	1.36	(2.47)
Total from investment operations	0.26	0.54	0.38	1.05	1.89	(1.89)
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.16)	(0.31)	(0.43)	(0.57)	(0.59)	(0.59)
Distributions from net realized gains	—	—	—	—	—	(0.24)
Total dividends and distributions	(0.16)	(0.31)	(0.43)	(0.57)	(0.59)	(0.83)
Net asset value, end of period	$7.02	$6.92	$6.69	$6.74	$6.26	$4.96
Total return[3]	3.83%	8.19%	5.74%	17.54%	41.36%	(27.08)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$269,392	$148,636	$49,439	$20,492	$22,237	$21,004
Ratio of expenses to average net assets	0.95%[4]	0.95%	0.95%	1.11%	1.10%	1.10%
Ratio of net investment income to average net assets	4.48%[4]	4.65%	5.97%	8.00%	10.07%	8.72%
Decrease reflected in above operating expense ratios due to waivers/ reimbursements	0.10%[4]	0.20%	0.69%	0.61%	0.59%	0.47%
Portfolio turnover rate	59%	96%	144%	88%	63%	28%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013	For the Year Ended October 31,
	(unaudited)	2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$6.93	$6.70	$6.74	$6.26	$4.95	$7.68
INVESTMENT OPERATIONS
Net investment income[1]	0.13	0.26	0.39	0.47	0.49	0.54
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.11	0.22	(0.06)	0.53	1.36	(2.49)
Total from investment operations	0.24	0.48	0.33	1.00	1.85	(1.95)
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.25)	(0.37)	(0.52)	(0.54)	(0.54)
Distributions from net realized gains	—	—	—	—	—	(0.24)
Total dividends and distributions	(0.13)	(0.25)	(0.37)	(0.52)	(0.54)	(0.78)
Net asset value, end of period	$7.04	$6.93	$6.70	$6.74	$6.26	$4.95
Total return[3]	3.53%	7.30%	5.03%	16.58%	40.55%	(27.77)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$4,724	$5,185	$4,647	$7,283	$7,280	$6,901
Ratio of expenses to average net assets	1.70%[4]	1.70%	1.70%	1.86%	1.85%	1.85%
Ratio of net investment income to average net assets	3.80%[4]	3.83%	5.80%	7.25%	9.40%	7.96%
Decrease reflected in above operating expense ratios due to waivers/ reimbursements	0.10%[4]	0.20%	0.68%	0.61%	0.59%	0.47%
Portfolio turnover rate	59%	96%	144%	88%	63%	28%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013	For the Year Ended October 31,
	(unaudited)	2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$6.94	$6.71	$6.75	$6.27	$4.96	$7.69
INVESTMENT OPERATIONS
Net investment income[1]	0.13	0.27	0.37	0.47	0.49	0.54
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.10	0.21	(0.03)	0.53	1.36	(2.49)
Total from investment operations	0.23	0.48	0.34	1.00	1.85	(1.95)
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.25)	(0.38)	(0.52)	(0.54)	(0.54)
Distributions from net realized gains	—	—	—	—	—	(0.24)
Total dividends and distributions	(0.13)	(0.25)	(0.38)	(0.52)	(0.54)	(0.78)
Net asset value, end of period	$7.04	$6.94	$6.71	$6.75	$6.27	$4.96
Total return[3]	3.38%	7.29%	5.03%	16.57%	40.46%	(27.72)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$119,363	$75,699	$23,905	$17,695	$17,435	$14,282
Ratio of expenses to average net assets	1.70%[4]	1.70%	1.70%	1.86%	1.85%	1.85%
Ratio of net investment income to average net assets	3.74%[4]	3.93%	5.39%	7.25%	9.33%	7.98%
Decrease reflected in above operating expense ratios due to waivers/ reimbursements	0.10%[4]	0.20%	0.68%	0.61%	0.59%	0.46%
Portfolio turnover rate	59%	96%	144%	88%	63%	28%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
April 30, 2013 (unaudited)

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Effective February 29, 2012, Class B shares of the Fund are no longer being offered for sale. Existing shareholders may continue to purchase additional Class B shares of the Fund through the reinvestment of dividends and capital gain distributions paid by the Fund. Class B shares automatically convert to Class A shares after 8 years.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

as Level 1. Time deposits are valued at cost and are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies,

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$678,382,705	$—	$678,382,705
Corporate Bonds	—	100,091,930	58	100,091,988
Asset Backed Securities	—	25,986,654	—	25,986,654
Common Stocks	363,303	6,416	89,896	459,615
Warrant	—	—	—	—
Short-Term Investments	8,414,638	168,157,000	—	176,571,638
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(138,986)	—	(138,986)
	$8,777,941	$972,485,719	$89,954	$981,353,614

*Other financial instruments include futures, forwards, and swap contracts.

As of April 30, 2013, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

transfers. For the six months ended April 30, 2013, there were no significant transfers in and out of Level 1 and Level 2, but there was $59,258 transferred in from Level 2 to Level 1. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. For the six months ended April 30, 2013, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2013

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward currency contracts	$29,079	Unrealized depreciation on forward currency contracts	$168,065

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/Loss	Location	Unrealized Appreciation/ (Depreciation)
Currency Contracts	Net realized gain from foreign currency transactions	$575,327	Net change in unrealized appreciation (depreciation) from foreign currency transactions	$(278,136)

The notional amount of forward foreign currency contracts at period ended are reflected in the Notes to Financial Statements. The notional amounts of forward foreign currency contracts at each month end throughout the reporting period averaged approximately 4.08% of net assets of the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

into. At April 30, 2013, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	40,260,000	EUR	30,500,000	07/15/13	Morgan Stanley	$(40,260,000)	$(40,230,921)	$29,079
USD	5,107,830	EUR	3,900,000	07/15/13	Morgan Stanley	(5,107,830)	(5,144,282)	(36,452)
USD	2,853,059	GBP	1,870,000	07/15/13	Morgan Stanley	(2,853,059)	(2,909,170)	(56,111)
USD	5,680,610	GBP	3,700,000	07/15/13	Morgan Stanley	(5,680,610)	(5,756,112)	(75,502)
								$(138,986)

Currency Abbreviations:
EUR = Euro
GBP = British Pound
USD = United States Dollar

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

As of April 30, 2013, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Leslie's Poolmart, Inc.	10/16/19	5.166	$48,111

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2013, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $15,145, of which $2,156 was rebated to borrowers (brokers). The Fund retained $11,033 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,956. Securities lending income is accrued as earned.

L) OTHER — The high yield, fixed income securities in which the fund will invest will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

M) NEW ACCOUNTING PRONOUNCEMENTS — In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

N) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2013, investment advisory fees earned and voluntarily waived were $1,649,907 and $298,589, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2013, co-administrative services fees earned by Credit Suisse were $279,131.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2013, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $63,331.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, is the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. The distributor is paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2013, the Fund's distribution fees were $241,994 for Class A shares, $24,515 for Class B shares and $459,830 for Class C shares. Class I shares are not subject to distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2013, the Fund reimbursed Credit Suisse $220,412, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2013, CSSU and its affiliates advised the Fund that they retained $50,859 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2013, Merrill was paid $15,541 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2013, and during the six months ended April 30, 2013, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2013, purchases and sales of investment securities (excluding short-term investments) were $656,666,398 and $344,264,015, respectively.

At April 30, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$969,881,244
Unrealized appreciation	$15,549,070
Unrealized depreciation	(3,937,714)
Net unrealized appreciation (depreciation)	$11,611,356

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A, Class B and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2013 (unaudited)		For the Year Ended October 31, 2012
	Shares	Value	Shares	Value
Shares sold	43,946,060	$305,231,910	29,259,713	$198,986,905
Shares issued in reinvestment of dividends	918,221	6,380,065	740,272	5,041,974
Shares redeemed	(9,587,599)	(66,625,699)	(4,172,984)	(28,368,005)
Net increase	35,276,682	$244,986,276	25,827,001	$175,660,874
	Class A
	For the Six Months Ended April 30, 2013 (unaudited)		For the Year Ended October 31, 2012
	Shares	Value	Shares	Value
Shares sold	21,423,601	$149,537,195	24,435,787	$166,120,736
Shares issued in reinvestment of dividends	564,523	3,940,597	496,186	3,393,229
Shares redeemed	(5,092,460)	(35,496,785)	(10,841,008)	(74,072,793)
Net increase	16,895,664	$117,981,007	14,090,965	$95,441,172
	Class B
	For the Six Months Ended April 30, 2013 (unaudited)		For the Year Ended October 31, 2012
	Shares	Value	Shares	Value
Shares sold	3,452	$24,057	232,114	$1,562,539
Shares issued in reinvestment of dividends	5,939	41,500	10,290	70,301
Shares redeemed	(85,967)	(599,641)	(188,042)	(1,279,905)
Net increase (decrease)	(76,576)	$(534,084)	54,362	$352,935
	Class C
	For the Six Months Ended April 30, 2013 (unaudited)		For the Year Ended October 31, 2012
	Shares	Value	Shares	Value
Shares sold	6,791,712	$47,535,581	7,947,779	$54,235,991
Shares issued in reinvestment of dividends	167,891	1,174,895	156,638	1,073,833
Shares redeemed	(919,959)	(6,427,173)	(757,012)	(5,168,086)
Net increase	6,039,644	$42,283,303	7,347,405	$50,141,738

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 6. Capital Share Transactions

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest. For the six months ended April 30, 2013, the redemption fees received by the Fund were $11,574.

On April 30, 2013, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	5	*	84%
Class A	5	*	77%
Class B	3	*	59%
Class C	4	*	71%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees (the "Board") of the Credit Suisse Opportunity Funds — Credit Suisse Floating Rate High Income Fund (the "Fund"), including all of the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 12 and 13, 2012, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million (the "Gross Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.38% paid by the Fund after taking waivers and breakpoints into account (the "Net Advisory Fee") during the twelve months ended September 30, 2012. Although the voluntary fee waivers could be discontinued at any time, Credit Suisse advised the Board that it would not consider removing the waiver until the Board next considered the renewal of the Advisory Agreement.

Additionally, the Board received and considered information comparing the Fund's Gross Advisory Fee, the combined Gross Advisory Fee and gross administration fee (together, the "Gross Management Fee"), the Gross Management Fee less waivers (the "Net Management Fee"), and the Fund's net total expenses with those of funds in the relevant expense group ("Expense Group") provided by an independent provider of investment company data. The Board also received and considered information comparing the Fund's net total expenses and Net Management Fee to the funds in the relevant Morningstar category ("Morningstar Category"). The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Morningstar Category.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons to the Expense Group and Morningstar Category for the Fund.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether the breakpoints in the Fund's advisory fee structure were appropriate and reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the Gross Management Fee was above the median of the Expense Group, the fees were reasonable, recognizing that the Net Management Fee and the net total expenses were below the median of the Expense Group.

•  The Fund's performance, which was below the median of the Expense Group for the year-to-date and one-year periods, but was above the median for the three-, five- and ten- year periods ended September 30, 2012, was satisfactory. The Fund also outperformed its Morningstar Category average for three-, five- and ten-year periods but underperformed during the year-to-date and one-year periods ended September 30, 2012. The Board noted that, in June 2011, the Fund changed its investment strategy to invest primarily in senior secured floating rate loans.

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of April 30, 2013.

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) INC, DISTRIBUTOR.  FLHI-SAR-0413

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2013

■  CREDIT SUISSE
  STRATEGIC INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2013; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report
April 30, 2013 (unaudited)

June 28, 2013

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund"), for the six month period ended April 30, 2013.

Performance Summary
11/01/12 – 04/30/13

Fund & Benchmark	Performance
Class I1	9.32%
Class A1,2	9.12%
Class C1,2	8.78%
BofA Merrill Lynch 3-Month US Treasury Bill Index[3]	0.058%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A positive period for fixed income

The six month period ended April 30, 2013 was a positive one. Investor sentiment remained strong across capital markets, the stock market rallied and 10-year Treasuries , after widening to 2.06% in mid-March, ended April at similar yields versus the beginning of the period. The BofA Merrill Lynch 3-Month US Treasury Bill Index, the Fund's benchmark, returned 0.058% for the period. Leveraged credit markets posted positive returns as the BofA Merrill Lynch US High Yield Master II Constrained Index and Credit Suisse Leveraged Loan Index returned 7.26% and 4.31%, respectively. In contrast, the investment-grade asset class posted negative performance with the BofA Merrill Lynch US Corporate Index returning 1.64% for the same period. Additionally, the 10-year U.S. Treasury tightened 2 basis points during the past six months, yielding 1.67% and returning 1.53%.

Investors have demonstrated continued confidence in the levered asset classes, driving demand for retail mutual funds and institutional allocations from institutional investors. Senior loan mutual funds saw record flows totaling $23.8bn for the period, as reported by Lipper FMI. Additional demand for the senior loan asset class was driven by collateralized loan obligation ("CLO") issuance, which has recently reached a post-crisis high with more than $30bn in issuance year-to-date. Flows for high-yield mutual funds have been more mixed with outflows of approximately $2.0bn, as reported by Lipper FMI, for the same time period.

1

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Fundamentally, default rates for high-yield and leveraged loans remain below their historical averages — ending the period at 0.99% and 1.91%, respectively, according to JP Morgan and S&P LCD. This compares to a historical average of 4.0% for high-yield and 3.6% for leveraged loans.

Strategic Review and Outlook: Anticipating continued relative value

For the six month period ended April 30, 2013, all share classes of the Fund outperformed the benchmark. Exposure to the positively performing high-yield, bank loan and CLO asset classes helped the Fund on both a relative and absolute performance basis.

Corporate fundamentals have remained strong, as companies have continued to focus on deleveraging and extending maturities since the downturn. In turn, this has supported continued below-average default rates. In fact, defaults are expected to remain below average for 2013. Investors have demonstrated continued confidence in credit markets with strong year-to-date inflows into retail credit funds. Against this backdrop, we have focused the Fund on pockets of opportunities within high yield, leveraged loans and CLOs.

Compared to other fixed income investment opportunities, we believe these asset classes provide attractive relative value. However, we do remain cautious given potential headline risk in the coming months — both domestically and abroad. Therefore, we will favor the defensive nature of the senior loan asset class and will focus on shorter duration, lower beta securities within high yield.

The Credit Suisse Credit Investment Group Team

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Wing Chan

Senior secured floating rate loans ("Senior Loans") are subject to risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

2

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 3.95. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 7.78%.

3  Using only liquid securities, the Credit Suisse BoA Merrill Lynch 3 Month US Treasury Bill Index seeks to replicate the return of the overall hedge fund industry, as represented by the Dow Jones Credit Suisse Hedge Fund Index. An index does not have transactions costs; investors may not invest directly in an index.

3

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Average Annual Returns as of April 30, 20131

	Since Inception	Inception Date
Class I	10.05%	09/28/12
Class A Without Sales Charge	9.94%	09/28/12
Class A With Maximum Sales Charge	4.71%	09/28/12
Class C Without CDSC	9.46%	09/28/12
Class C With CDSC	8.46%	09/28/12

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 2.21% for Class I shares, 2.46% for Class A shares and 3.21% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.99% for Class I shares, 1.24% for Class A shares and 1.99% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

4

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the period ended April 30, 2013.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Expenses and Value for a $1,000 Investment
for the period ended April 30, 2013

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/13	$1,093.20	$1,091.20	$1,087.80
Expenses Paid per $1,000*	$5.14	$6.43	$10.30
Hypothetical 5% Fund Return
Beginning Account Value 11/01/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/13	$1,019.89	$1,018.65	$1,014.93
Expenses Paid per $1,000*	$4.96	$6.21	$9.94
	Class I	Class A	Class C
Annualized Expense Ratios*	0.99%	1.24%	1.99%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

6

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2013 (unaudited)

Credit Quality Breakdown*
(% of Total Investments as of April 30, 2013)

S&P Ratings

BBB	5.5%
BB	22.3
B	34.9
CCC	26.1
NR	6.2
Subtotal	95.0
Short-Term Investment[1]	5.0
Total	100%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2013.

7

Credit Suisse Strategic Income Fund
Schedule of Investments
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (48.5%)
Building Materials (3.1%)
$250	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/16 @ 104.22)‡	(B, B3)	04/15/21	5.625	$260,313
400	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/13 @ 107.13)	(B-, Caa2)	04/01/16	9.500	395,000
250	International Wire Group Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/15 @ 104.25)‡	(B, B3)	10/15/17	8.500	258,750
					914,063
Chemicals (6.6%)
500	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 105.63)‡	(BB-, B1)	05/01/20	7.500	561,250
300	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes‡	(CCC+, NR)	05/08/17	11.000	241,500
400	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	456,000
500	US Coatings Acquisition, Inc., Senior Secured Notes (Callable 02/01/16 @ 104.31)€	(B+, B1)	02/01/21	5.750	703,696
					1,962,446
Consumer Products (2.3%)
500	Alphabet Holding Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/13 @ 103.00)‡	(B-, Caa1)	11/01/17	7.750	523,750
150	Wells Enterprises, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/16 @ 105.06)‡	(B+, B2)	02/01/20	6.750	163,125
					686,875
Energy - Exploration & Production (2.7%)
500	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡	(B, B1)	11/01/18	8.625	537,500
250	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, B3)	11/15/19	9.750	260,625
					798,125
Environmental (0.9%)
250	Heckmann Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/15 @ 104.94)‡	(B, B3)	04/15/18	9.875	269,375

See Accompanying Notes to Financial Statements.
8

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gas Distribution (2.0%)
$500	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	$587,500
Health Services (0.7%)
200	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ 106.00)‡	(B, B2)	03/15/18	8.000	220,000
Insurance Brokerage (2.7%)
250	A-S Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)‡	(CCC, Caa2)	12/15/20	7.875	265,313
500	Hub International Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ 104.06)‡	(CCC+, Caa2)	10/15/18	8.125	540,625
					805,938
Investments & Misc. Financial Services (0.9%)
250	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)‡	(B+, B1)	04/01/20	7.375	261,250
Media - Cable (1.8%)
250	Lynx I Corp., Rule 144A, Senior Secured Notes (Callable 04/15/17 @ 102.69)‡	(BB-, Ba3)	04/15/21	5.375	268,125
250	Lynx II Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/18 @ 103.19)‡	(B, B2)	04/15/23	6.375	271,875
					540,000
Media - Services (0.9%)
250	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/17 @ 103.25)‡	(B, B1)	11/15/22	6.500	269,375
Metals & Mining - Excluding Steel (5.9%)
250	Boart Longyear Management Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)‡	(BB-, Ba2)	04/01/21	7.000	256,250
250	Constellation Brands, Inc., Senior Unsecured Notes	(BB+, Ba1)	05/01/23	4.250	250,000
500	Noranda Aluminum Acquisition Corp., Rule 144A, Company Guaranteed Notes ( Callable 03/01/16 @ 105.50)‡	(CCC+, Caa1)	06/01/19	11.000	497,500
1,000	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(CCC-, Caa3)	05/15/19	9.250	737,500
					1,741,250

See Accompanying Notes to Financial Statements.
9

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Oil Field Equipment & Services (3.8%)
$250	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 106.56)‡	(B+, Caa1)	11/01/20	8.750	$267,187
291	FTS International Bonds, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56)‡	(B+, Ba3)	11/15/18	8.125	312,825
480	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B2)	03/15/18	9.875	529,800
					1,109,812
Oil Refining & Marketing (4.6%)
500	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 11/01/17 @ 103.25)‡	(B+, B2)	11/01/22	6.500	517,500
250	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.34)‡	(BB-, B1)	11/15/20	7.125	267,500
500	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	567,500
					1,352,500
Packaging (1.7%)
500	Clondalkin Acquisition BV, Rule 144A, Secured Notes‡#	(B-, B2)	12/15/13	2.280	495,000
Real Estate Development & Management (3.1%)
500	Annington Finance No 5 PLC, Rule 144A, Senior Secured Notes (Callable 01/15/18 @ 106.50)£‡	(CCC+, Caa1)	01/15/23	13.000	914,385
Real Estate Investment Trusts (0.9%)
250	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/18 @ 102.56)‡	(B+, B1)	04/01/23	5.125	259,688
Software/Services (2.1%)
300	Ceridian Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/16 @ 108.25)‡	(CCC, Caa3)	03/15/21	11.000	340,500
250	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	278,125
					618,625
Telecommunications Equipment (1.8%)
500	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(BB-, B1)	12/01/16	9.500	544,375
TOTAL CORPORATE BONDS (Cost $13,491,238)					14,350,582
BANK LOANS (30.3%)
Aerospace & Defense (1.8%)
500	LM U.S. Member LLC#	(CCC, Caa2)	10/26/20	9.500	515,000
Auto Parts & Equipment (1.7%)
479	ASP HHI Acquisition Co., Inc.#	(B+, B2)	10/05/18	5.000	487,033

See Accompanying Notes to Financial Statements.
10

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Building Materials (1.7%)
$500	Ameriforge Group, Inc.#	(CCC+, Caa1)	12/21/20	8.750	$513,440
Chemicals (3.5%)
500	Al Chem & Cy US AcquiCo, Inc.#	(B-, B3)	04/03/20	8.250	514,065
500	Utex Industries, Inc.#	(CCC+, Caa2)	04/10/21	8.750	510,625
					1,024,690
Consumer Products (1.8%)
500	Ranpak Corp.#	(B-, Caa1)	04/23/20	7.448	513,750
Electric - Generation (2.1%)
201	NexTag, Inc.#	(B-, B2)	01/28/16	7.948	187,305
600	Texas Competitive Electric Holdings Co. LLC#	(CCC, Caa3)	10/10/17	4.731	442,311
					629,616
Life-Insurance (1.7%)
289	MMM Holdings, Inc.#	(B+, B2)	12/12/17	9.750	295,263
211	MSO of Puerto Rico, Inc.#	(B+, B2)	12/12/17	9.750	214,737
					510,000
Machinery (1.4%)
409	Alliance Laundry Systems LLC#	(CCC+, Caa2)	12/10/19	9.500	421,363
Media - Broadcast (1.0%)
286	NEP Holdco, Inc.#	(CCC+, Caa1)	07/22/20	9.500	298,810
Packaging (1.7%)
500	Berlin Packaging LLC#	(CCC+, Caa1)	04/02/20	8.750	511,250
Software/Services (8.5%)
500	SafeNet, Inc.#	(B, B3)	04/12/15	6.198	501,250
1,000	SumTotal Systems LLC#	(CCC+, Caa1)	05/16/19	10.250	993,750
500	TriZetto Group, Inc.#	(CCC+, Caa1)	03/28/19	7.448	511,875
500	Wall Street Systems Delaware, Inc.#	(B-, Caa2)	10/25/20	9.250	512,500
					2,519,375
Telecom - Integrated/Services (3.4%)
500	Securus Technologies Holdings, Inc.#	(CCC+, Caa2)	04/02/21	7.948	501,625
500	Sidera Networks, Inc.#	(CCC+, Caa1)	04/12/21	8.000	511,875
					1,013,500
TOTAL BANK LOANS (Cost $8,694,526)					8,957,827

See Accompanying Notes to Financial Statements.
11

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (20.0%)
Collateralized Debt Obligations (20.0%)
$750	Carlyle Global Market Strategies CLO 2012-4 Ltd., Rule 144A‡#	(NR, NR)	01/20/25	0.000	$652,500
500	Carlyle Global Market Strategies CLO 2013-1 Ltd., Rule 144A‡#	(BB, NR)	02/14/25	5.790	481,269
750	Central Park CLO Ltd., Rule 144A‡#	(BBB, NR)	07/23/22	3.476	725,590
500	CIFC Funding Ltd., Rule 144A‡#	(BB-, NR)	12/05/24	6.284	498,829
500	Gale Force 4 CLO Ltd., Rule 144A‡#	(BBB, Ba1)	08/20/21	3.789	485,354
250	Halcyon Loan Advisors Funding 2012-2 Ltd.#	(BB, NR)	12/20/24	5.680	235,369
500	Halcyon Loan Advisors Funding Ltd., Rule 144A‡#	(BB, NR)	12/20/24	5.680	466,363
500	JFIN CLO 2013 Ltd., Rule 144A‡#	(BB, NR)	01/20/25	5.070	448,403
750	Marine Park CLO Ltd., Rule 144A‡#	(BB-, NR)	05/18/23	6.040	728,943
500	OFSI Fund V Ltd., Rule 144A‡#	(BBB, NR)	04/17/25	4.542	502,120
750	Shackleton II CLO Ltd., Rule 144A‡#	(BB, NR)	10/20/23	5.476	689,596
TOTAL ASSET BACKED SECURITIES (Cost $5,757,486)					5,914,336
SHORT-TERM INVESTMENT (5.2%)
1,538	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,538,000)		05/01/13	0.010	1,538,000
TOTAL INVESTMENTS AT VALUE (104.0%) (Cost $29,481,250)					30,760,745
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.0%)					(1,191,428)
NET ASSETS (100.0%)					$29,569,317

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities amounted to a value of $16,717,928 or 56.5% of net assets.

€  This security is denominated in Euro.

£  This security is denominated in British Pound.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2013.

See Accompanying Notes to Financial Statements.
12

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
April 30, 2013 (unaudited)

Assets
Investments at value (Cost $29,481,250) (Note 2)	$30,760,745
Cash	528
Foreign currency at value (cost $11,114)	11,201
Receivable for investments sold	1,499,629
Interest receivable	406,794
Offering costs (Note 3)	31,744
Receivable for fund shares sold	5,758
Unrealized appreciation on forward currency contracts (Note 2)	477
Prepaid expenses	23,862
Total Assets	32,740,738
Liabilities
Advisory fee payable (Note 3)	128,694
Administrative services fee payable (Note 3)	6,256
Shareholder servicing/Distribution fee payable (Note 3)	317
Payable for investments purchased	2,909,884
Unrealized depreciation on forward currency contracts (Note 2)	18,304
Payable for fund shares redeemed	8,850
Trustees' fee payable	729
Dividend payable	475
Accrued expenses	97,912
Total Liabilities	3,171,421
Net Assets
Capital stock, $.001 par value (Note 6)	2,772
Paid-in capital (Note 6)	27,981,344
Accumulated net investment loss	(46)
Accumulated net realized gain from investments and foreign currency transactions	323,527
Net unrealized appreciation from investments and foreign currency translations	1,261,720
Net Assets	$29,569,317
I Shares
Net assets	$28,334,798
Shares outstanding	2,656,246
Net asset value, offering price and redemption per share	$10.67
A Shares
Net assets	$1,086,349
Shares outstanding	101,845
Net asset value and redemption price per share	$10.67
Maximum offering price per share (net asset value/(1-4.75%))	$11.20
C Shares
Net assets	$148,170
Shares outstanding	13,892
Net asset value, offering price and redemption price per share	$10.67

See Accompanying Notes to Financial Statements.
13

Credit Suisse Strategic Income Fund
Statement of Operations
For the Six Months Ended April 30, 2013 (unaudited)

Investment Income (Note 2)
Interest	$883,776
Total investment income	883,776
Expenses
Investment advisory fees (Note 3)	95,474
Administrative services fees (Note 3)	19,378
Shareholder servicing/Distribution fees (Note 3)
Class A	539
Class C	666
Legal fees	37,500
Offering costs (Note 3)	35,395
Audit and tax fees	25,300
Transfer agent fees	18,954
Printing fees (Note 3)	17,026
Trustees' fees	16,338
Organizational costs	3,462
Registration fees	3,435
Custodian fees	2,981
Insurance expense	168
Commitment fees (Note 4)	10
Miscellaneous expense	5,000
Total expenses	281,626
Less: fees waived and expenses reimbursed (Note 3)	(154,961)
Net expenses	126,665
Net investment income	757,111
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	277,960
Net realized gain from foreign currency transactions	45,262
Net change in unrealized appreciation (depreciation) from investments	1,234,109
Net change in unrealized appreciation (depreciation) from foreign currency translations	(23,285)
Net realized and unrealized gain from investments and foreign currency related items	1,534,046
Net increase in net assets resulting from operations	$2,291,157

See Accompanying Notes to Financial Statements.
14

Credit Suisse Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2013 (unaudited)	For the Period Ended October 31, 2012[1]
From Operations
Net investment income	$757,111	$10,936
Net realized gain from investments and foreign currency transactions	323,222	33,592
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	1,210,824	50,896
Net increase in net assets resulting from operations	2,291,157	95,424
From Dividends and Distributions
Dividends from net investment income
Class I	(740,035)	(12,576)
Class A	(13,757)	(59)
Class C	(3,319)	(23)
Distributions from net realized gains
Class I	(31,458)	—
Class A	(153)	—
Class C	(209)	—
Net decrease in net assets resulting from dividends and distributions	(788,931)	(12,658)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	6,424,406	20,816,400
Reinvestment of dividends and distributions	786,427	12,612
Net asset value of shares redeemed	(55,473)	(47)
Net increase in net assets from capital share transactions	7,155,360	20,828,965
Net increase in net assets	8,657,586	20,911,731
Net Assets
Beginning of period	20,911,731	—
End of period	$29,569,317	$20,911,731
Accumulated net investment loss	$(46)	$(46)

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

See Accompanying Notes to Financial Statements.
15

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013 (unaudited)	For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$10.06	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.31	0.01
Net gain on investments and foreign currency related items (both realized and unrealized)	0.62	0.06
Total from investment operations	0.93	0.07
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.30)	(0.01)
Distributions from net realized gains	(0.02)	—
Total dividends and distributions	(0.32)	(0.01)
Net asset value, end of period	$10.67	$10.06
Total return[3]	9.32%	0.67%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$28,335	$20,710
Ratio of expenses to average net assets	0.99%[4]	0.99%[4]
Ratio of net investment income to average net assets	5.95%[4]	0.87%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.22%[4]	5.25%[4]
Portfolio turnover rate	78%	31%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
16

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013 (unaudited)	For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$10.07	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.33	0.00[3]
Net gain on investments and foreign currency related items (both realized and unrealized)	0.58	0.08
Total from investment operations	0.91	0.08
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.29)	(0.01)
Distributions from net realized gains	(0.02)	—
Total dividends and distributions	(0.31)	(0.01)
Net asset value, end of period	$10.67	$10.07
Total return[4]	9.12%	0.76%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,086	$101
Ratio of expenses to average net assets	1.24%[5]	1.24%[5]
Ratio of net investment income to average net assets	6.39%[5]	0.42%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.22%[5]	5.25%[5]
Portfolio turnover rate	78%	31%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
17

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2013 (unaudited)	For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$10.06	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.26	(0.00)[3]
Net gain on investments and foreign currency related items (both realized and unrealized)	0.62	0.06
Total from investment operations	0.88	0.06
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.25)	(0.00)[3]
Distributions from net realized gains	(0.02)	—
Total dividends and distributions	(0.27)	(0.00)[3]
Net asset value, end of period	$10.67	$10.06
Total return[4]	8.78%	0.62%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$148	$101
Ratio of expenses to average net assets	1.99%[5]	1.99%[5]
Ratio of net investment income (loss) to average net assets	4.98%[5]	(0.33)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.22%[5]	5.25%[5]
Portfolio turnover rate	78%	31%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
18

Credit Suisse Strategic Income Fund
Notes to Financial Statements
April 30, 2013 (unaudited)

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks both current income and capital appreciation as elements of total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995. The Fund commenced operations on September 28, 2012.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Time deposits are valued at cost and are generally categorized as Level 2. Securities, forward currency contracts and other assets for which

19

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or

20

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$14,350,582	$—	$14,350,582
Bank Loans	—	8,957,827	—	8,957,827
Asset Backed Securities	—	5,914,336	—	5,914,336
Short-Term Investments	—	1,538,000	—	1,538,000
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(17,827)	—	(17,827)
	$—	$30,742,918	$—	$30,742,918

*Other financial instruments include forward foreign currency contracts.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how

21

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. For the six months ended April 30, 2013, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2013

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward currency contracts	$477	Unrealized depreciation on forward currency contracts	$18,304

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/Loss	Location	Unrealized Appreciation/ (Depreciation)
Currency Contracts	Net realized gain from foreign currency transactions	$56,268	Net change in unrealized appreciation (depreciation) from foreign currency translations	$(19,237)

The notional amount of forward foreign currency contracts at period ended are reflected in the Notes to Financial Statements. The notional amounts of forward foreign currency contracts at each month end throughout the reporting period averaged approximately 3.8% of net assets of the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

22

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current

23

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service, as applicable.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2013, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	660,000	EUR	500,000	07/15/13	Morgan Stanley	$(660,000)	$(659,523)	$477
USD	930,677	GBP	610,000	07/15/13	Morgan Stanley	(930,677)	(948,981)	(18,304)
								$(17,827)

Currency Abbreviations:
EUR = Euro
GBP = British Pound
USD = United States Dollar

24

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2013, there were no securities out on loan. Securities lending income is accrued as earned.

K) OTHER — The high yield, fixed income securities in which the fund will invest will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

25

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 2. Significant Accounting Policies

L) NEW ACCOUNTING PRONOUNCEMENTS — In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets.

For the six months ended April 30, 2013, investment advisory fees earned and fees waived/expenses reimbursed were $95,474 and $154,961, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2014. Credit Suisse waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares, and 1.99% of the Fund's average daily net assets for Class C shares.

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Fund.

26

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2013, co-administrative services fees earned by Credit Suisse were $11,457.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2013, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $7,921.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. The distributor is paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2013, the Fund's distribution fees were $539 for Class A shares and $666 for Class C shares. Class I shares are not subject to distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2013, the Fund reimbursed Credit Suisse $179, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2013, CSSU and its affiliates advised the Fund that they retained $61 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2013, Merrill was paid $22,506 for its services by the Fund.

Offering costs, including initial registration costs, were deferred and will be charged to expenses during the Fund's first year of operation. For the six months ended April 30, 2013, $38,857 has been expensed to the Fund.

27

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2013, and during the six months ended April 30, 2013, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2013, purchases and sales of investment securities (excluding short-term investments) were $35,146,864 and $21,651,817, respectively.

At April 30, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$29,481,250
Unrealized appreciation	$1,323,702
Unrealized depreciation	(44,207)
Net unrealized appreciation (depreciation)	$1,279,495

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2013 (unaudited)		For the Period Ended October 31, 2012[1]
	Shares	Value	Shares	Value
Shares sold	526,483	$5,400,417	2,056,439	$20,616,400
Shares issued in reinvestment of dividends	73,710	769,290	1,246	12,530
Shares redeemed	(1,627)	(17,072)	(5)	(47)
Net increase	598,566	$6,152,635	2,057,680	$20,628,883

28

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 6. Capital Share Transactions

	Class A
	For the Six Months Ended April 30, 2013 (unaudited)		For the Period Ended October 31, 2012[1]
	Shares	Value	Shares	Value
Shares sold	94,081	$987,078	10,000	$100,000
Shares issued in reinvestment of dividends	1,291	13,610	6	59
Shares redeemed	(3,533)	(37,545)	—	—
Net increase	91,839	$963,143	10,006	$100,059
	Class C
	For the Six Months Ended April 30, 2013 (unaudited)		For the Period Ended October 31, 2012[1]
	Shares	Value	Shares	Value
Shares sold	3,633	$36,911	10,000	$100,000
Shares issued in reinvestment of dividends	339	3,527	2	23
Shares redeemed	(82)	(856)	—	—
Net increase	3,890	$39,582	10,002	$100,023

1For the period from September 28, 2012 (commencement of operations) through October 31, 2012.

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest. For the six months ended April 30, 2013, the Fund did not receive any redemption fees.

On April 30, 2013, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	95%
Class A	2	*	30%
Class C	2	*	100%

*This represents the seed money from Merchant Holdings, Inc., an affiliate of Credit Suisse of 95%, 10% and 73% for Class I, Class A and Class C shares, respectively.

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

29

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2013 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

30

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

31

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of April 30, 2013.

32

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

33

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SIF-SAR-0413

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, One Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable.

(a)(2)      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)      Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 2, 2013

/s/ Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	July 2, 2013